Document and Entity Information	12 Months Ended
Mar. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	2010-03-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LTD
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	457,743,272

CONSOLIDATED BALANCE SHEETS In Millions	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2009 INR ( ₨)	Mar. 31, 2010 INR ( ₨)
ASSETS:
Cash and cash equivalents	$ 6,619.8	₨ 171,224.4	₨ 297,558.5
Term placements	1,294	34,473.2	58,166.3
Investments held for trading, at fair value	626.4	35,386.2	28,158.8
Investments available for sale, at fair value (includes restricted investments of Rs. 234,287.4 and Rs. 384,318.2 (US $ 8,549.9) respectively)	10,709.7	508,106.3	481,398.8
Securities purchased under agreements to resell	444.9	25,497.2	20,000
Loans (net of allowance of Rs. 24,550.9 and Rs. 23,760.6 (US $ 528.6) respectively)	28,858.3	986,495	1,297,180.4
Accrued interest receivable	306.3	13,251.9	13,767.3
Property and equipment, net	496.2	20,649.4	22,302.8
Intangible assets, net	199.4	12,731	8,961.5
Goodwill	1,667.1	74,937.9	74,937.9
Other assets	2,538.2	137,992.3	114,088.1
Total assets	53,760.3	2,020,744.8	2,416,520.4
Liabilities:
Interest-bearing deposits	28,944.3	1,142,281.9	1,301,046
Non-interest-bearing deposits	8,261.5	284,006.7	371,354.3
Total deposits	37,205.8	1,426,288.6	1,672,400.3
Short-term borrowings	2,183.9	27,237	98,165
Accrued interest payable	444.1	33,225.3	19,964.2
Long-term debt	1,687.5	67,598.8	75,854.4
Accrued expenses and other liabilities	5,421.4	216,342	243,682.3
Total liabilities	46,942.7	1,770,691.7	2,110,066.2
Commitments and contingencies (See Note 25)
Shareholders' equity:
Equity shares: par value-Rs. 10 each; authorized 550,000,000 shares and 550,000,000 shares; issued and outstanding 425,384,109 shares and 457,743,272 shares, respectively	101.8	4,253.8	4,577.4
Additional paid in capital	4,978.5	178,887.7	223,784.9
Retained earnings	1,046.9	34,845.9	47,059.1
Statutory reserve	675.4	22,987.3	30,359
Accumulated other comprehensive income (loss)	(4.4)	8,523	(198.7)
Total HDFC Bank Limited shareholders' equity	6,798.2	249,497.7	305,581.7
Noncontrolling interest in subsidiaries	19.4	555.4	872.5
Total shareholders' equity	6,817.6	250,053.1	306,454.2
Total liabilities and shareholders' equity	$ 53,760.3	₨ 2,020,744.8	₨ 2,416,520.4

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR ( ₨)	Mar. 31, 2009 INR ( ₨)	Mar. 31, 2009
Investments available for sale, at fair value, restricted investments	$ 8,549.9	₨ 384,318.2	₨ 234,287.4
Loans, allowance	$ 528.6	₨ 23,760.6	₨ 24,550.9
Equity shares, par value		₨ 10	₨ 10
Equity shares, authorized	550,000,000			550,000,000
Equity shares, issued	457,743,272			425,384,109
Equity shares, outstanding	457,743,272			425,384,109

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR ( ₨)	Mar. 31, 2009 INR ( ₨)	Mar. 31, 2008 INR ( ₨)
Interest and dividend revenue:
Loans	$ 2,633.4	₨ 118,364.5	₨ 117,281.5	₨ 72,595.9
Trading securities	98.9	4,445.2	3,382.3	3,449.3
Available for sale securities	740.9	33,304.6	35,636.9	25,261.4
Other	56.4	2,537	2,696.1	2,943.1
Total interest and dividend revenue	3,529.6	158,651.3	158,996.8	104,249.7
Interest expense:
Deposits	1,554	69,854	76,748.1	42,667.1
Short-term borrowings	31.6	1,420.4	5,799.6	4,093.6
Long-term debt	134.7	6,052.6	3,490.3	2,646
Other	8.7	393	76.9	7.3
Total interest expense	1,729	77,720	86,114.9	49,414
Net interest revenue	1,800.6	80,931.3	72,881.9	54,835.7
Provision for credit losses	404.8	18,193.9	20,394.9	13,367.7
Net interest revenue after provision for credit losses	1,395.8	62,737.4	52,487	41,468
Non-interest revenue, net:
Fees and commissions	677.8	30,469.3	25,672.1	18,443.1
Trading securities gains, net	2.2	100.2	1,114.2	243.3
Realized gain on sales of available for sale securities, net	101.8	4,574.9	2,939.9	379.7
Other than temporary impairment losses on available for sale securities	(9.9)	(445.5)	(112.4)	(211.3)
Foreign exchange transactions	113.2	5,091.6	4,703.9	1,445
Derivatives	64.8	2,911	(2,063.8)	(1,054.9)
Other, net	4.6	198.2	1,349.1	1,101.7
Total non-interest revenue, net	954.5	42,899.7	33,603	20,346.6
Total revenue, net	2,350.3	105,637.1	86,090	61,814.6
Non-interest expense:
Salaries and staff benefits	704.5	31,665.9	29,169	19,169.6
Premises and equipment	245.5	11,033.2	8,650.7	4,729.3
Depreciation and amortization	92	4,133.7	3,731.4	2,816
Administrative and other	396.2	17,808.6	18,332.8	15,546.9
Amortization of intangible assets	83.9	3,769.5	3,271
Total non-interest expense	1,522.1	68,410.9	63,154.9	42,261.8
Income before income tax expense	828.2	37,226.2	22,935.1	19,552.8
Income tax expense	274.5	12,338.4	7,737.4	6,307.6
Net income before noncontrolling interest	553.7	24,887.8	15,197.7	13,245.2
Less:Net income attributable to noncontrolling interest	7.1	317.1	93.4	91
Net income attributable to HDFC Bank Limited	$ 546.6	₨ 24,570.7	₨ 15,104.3	₨ 13,154.2
Per share information:
Earnings per equity share-basic	$ 1.25	₨ 56.3	₨ 36.4	₨ 38.24
Earnings per equity share-diluted	$ 1.24	₨ 55.61	₨ 36.21	₨ 37.75
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic	$ 3.76	₨ 168.9	₨ 109.2	₨ 114.72
Earnings per ADS-diluted	$ 3.71	₨ 166.83	₨ 108.63	₨ 113.25

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 INR ( ₨)	Mar. 31, 2009 INR ( ₨)	Mar. 31, 2008 INR ( ₨)
Cash flows from operating activities:
Net income before noncontrolling interest	$ 553.7	₨ 24,887.8	₨ 15,197.7	₨ 13,245.2
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	404.8	18,193.9	20,394.9	13,367.7
Depreciation and amortization	92	4,133.7	3,731.4	2,816
Amortization of intangibles	83.9	3,769.5	3,271
Amortization of deferred acquisition costs	81.5	3,664.3	3,671.2	2,916.5
Amortization of premium (discount) on investments	83.7	3,760.6	4,215.3	2,642.2
Other than temporary impairment of investment	9.9	445.5	112.4	211.3
Provision for deferred income taxes	(29.3)	(1,318.3)	(1,574.7)	(2,354.7)
Share based compensation expense	79.7	3,580.6	1,971.9	1,667.4
(Gain) loss on securitization of loans			(1,182.9)	(13.3)
Net realized (gain) loss on sale of available for sale securities	(101.8)	(4,574.9)	(2,939.9)	(379.7)
(Gain) loss on disposal of property and equipment, net	(0.8)	(37.9)	(39.9)	(7.3)
Exchange (gain) loss	33.8	1,517.4
Net change in:
Investments held for trading	160.8	7,227.4	78,171.6	(109,273.7)
Accrued interest receivable	(11.7)	(525.3)	342.7	4,445.2
Other assets	665.3	29,916.1	(56,007.4)	(29,766.6)
Accrued interest payable	(295)	(13,261.7)	14,134	(293.4)
Accrued expense and other liabilities	615.9	27,685.7	42,707.1	51,117.3
Net cash provided by operating activities	2,426.4	109,064.4	126,176.4	(49,659.9)
Cash flows from investing activities:
Net change in term placements	(526.1)	(23,646)	(19,236.9)	6,898.2
Activity in available for sale securities:
Purchases	(5,148.3)	(231,417.2)	(240,626.4)	(259,919)
Proceeds from sales	3,619.4	162,692.6	121,835.6	73,274.8
Maturities, prepayments and calls	1,837	82,571.4	100,268.4	73,069.7
Net change in repurchase options and reverse repurchase options	122.3	5,497.2	(67,091.5)	31,094.3
Proceeds from loans securitized			22,595	2,913.9
Loans purchased	(1,618.4)	(72,747.8)	(54,244.6)	(15,076.5)
Repayments on loans purchased	530.3	23,836.4	19,307.6	14,306.5
Increase in loans originated, net of principal collections	(6,336.8)	(284,839.6)	(129,660.7)	(197,034.3)
Additions to property and equipment	(133)	(5,978.6)	(6,880.5)	(6,470.4)
Proceeds from sale or disposal of property and equipment	2.8	123.8	117.6	97.8
Cash on acquisition of CBoP, net			20,567.5
Net cash used in investing activities	(7,650.8)	(343,907.8)	(233,048.9)	(276,845)
Cash flows from financing activities:
Net increase in deposits	5,480.9	246,365	212,222.8	323,562.1
Net increase (decrease) in short-term borrowings	1,574.3	70,763.3	(102,832.5)	34,005.2
Proceeds from issuance of long-term debt	226.9	10,201	24,284.7
Retirement of long-term debt	(20.8)	(936.8)	(4,058.8)	(916.4)
Proceeds from issuance of equity shares for options exercised	123.7	5,559.7	794	1,292.3
Proceeds from issuance of shares				37,839.6
Proceeds from issuance of warrants/equity shares on exercise of warrants	802.7	36,080.5	4,009.2
Payment of dividends and dividend tax	(110.9)	(4,985.8)	(3,530.5)	(2,616.3)
Net cash provided by financing activities	8,076.8	363,046.9	130,888.9	393,166.5
Effect of exchange rate changes on cash and cash equivalents	(41.6)	(1,869.4)
Net change in cash and cash equivalents	2,810.6	126,334.1	24,016.4	66,661.6
Cash and cash equivalents, beginning of year	3,809.2	171,224.4	147,208	80,546.4
Cash and cash equivalents, end of year	6,619.8	297,558.5	171,224.4	147,208
Supplementary cash flow information:
Interest paid	2,024.1	90,981.1	71,980.9	49,707.4
Income taxes paid	323.2	14,526.2	18,674.2	8,376
Non-cash investment activities
Payable for purchase of property and equipment	4.9	221.9	327.6	174.3
On acquisition of CBoP by stock-for-stock exchanges
Non-cash assets acquired at fair value			321,205
Liabilities assumed at fair value			239,003.1
Net			82,201.9
Non-cash financing activities
Stocks issued in connection with acquisition of CBoP			₨ 100,469.5

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Equity Shares INR ( ₨)	Equity Shares USD ( $)	Additional Paid In Capital INR ( ₨)	Additional Paid In Capital USD ( $)	Retained Earnings INR ( ₨)	Retained Earnings USD ( $)	Statutory Reserve INR ( ₨)	Statutory Reserve USD ( $)	Accumulated Other Comprehensive Income (loss) INR ( ₨)	Accumulated Other Comprehensive Income (loss) USD ( $)	Total HDFC Bank Limited Shareholders Equity INR ( ₨)	Total HDFC Bank Limited Shareholders Equity USD ( $)	Noncontrolling Interest INR ( ₨)	Noncontrolling Interest USD ( $)	Comprehensive income USD ( $)	Comprehensive income INR ( ₨)	Total USD ( $)	Total INR ( ₨)
Beginning Balance (in shares) at Mar. 31, 2007	319,389,608
Beginning Balance at Mar. 31, 2007	₨ 3,193.9		₨ 30,226.6		₨ 24,503.3		₨ 11,218.2		₨ (3,633.9)		₨ 65,508.1		₨ 321.6					₨ 65,829.7
Shares issued upon exercise of options (in shares)	1,677,800
Shares issued upon exercise of options	16.8		1,275.5								1,292.3							1,292.3
Shares issued in public offering (in shares)	19,783,512
Shares issued in public offering	197.8		23,740.8								23,938.6							23,938.6
Shares issued on preferential basis (in shares)	13,582,000
Shares issued on preferential basis	135.8		13,765.2								13,901							13,901
Share based compensation			1,667.4								1,667.4							1,667.4
Dividends, including dividend tax					(2,616.3)						(2,616.3)							(2,616.3)
Transfer to statutory reserve					(3,975.5)		3,975.5
Net income					13,154.2						13,154.2		91			13,245.2		13,245.2
Unrealized gain (loss) reclassified to earnings [net of tax Rs.(1,528.0) in 2010, Rs. (51.8) in 2009 and Rs. 117.3 in 2008]									227.7		227.7					227.7		227.7
Change in the unrealized gain (net loss) on available for sale securities, [net of tax Rs.(2,955.3) in 2010, Rs. 5,021.8 in 2009 and Rs. 1,144.6 in 2008]									2,172.3		2,172.3					2,172.3		2,172.3
Acquisition of subsidiary													49.4					49.4
Total Comprehensive income																15,645.2
Comprehensive income attributable to HDFC Bank Limited																15,554.2
Comprehensive income attributable to Noncontrolling interest																91
Total Comprehensive income																15,645.2
Ending Balance (in shares) at Mar. 31, 2008	354,432,920
Ending Balance at Mar. 31, 2008	3,544.3		70,675.5		31,065.7		15,193.7		(1,233.9)		119,245.3		462					119,707.3
Shares issued upon exercise of options (in shares)	1,067,233
Shares issued upon exercise of options	10.7		783.3								794							794
Shares issued in connection with acquisition of CBoP (in shares)	69,883,956
Shares issued in connection with acquisition of CBoP	698.8		101,447.8								102,146.6							102,146.6
Share based compensation			1,971.9								1,971.9							1,971.9
Dividends, including dividend tax					(3,530.5)						(3,530.5)							(3,530.5)
Transfer to statutory reserve					(7,793.6)		7,793.6
Proceed from issue of warrants			4,009.2								4,009.2							4,009.2
Net income					15,104.3						15,104.3		93.4			15,197.7		15,197.7
Unrealized gain (loss) reclassified to earnings [net of tax Rs.(1,528.0) in 2010, Rs. (51.8) in 2009 and Rs. 117.3 in 2008]									(100.6)		(100.6)					(100.6)		(100.6)
Change in the unrealized gain (net loss) on available for sale securities, [net of tax Rs.(2,955.3) in 2010, Rs. 5,021.8 in 2009 and Rs. 1,144.6 in 2008]									9,857.5		9,857.5					9,857.5		9,857.5
Total Comprehensive income																24,954.6
Comprehensive income attributable to HDFC Bank Limited																24,861.2
Comprehensive income attributable to Noncontrolling interest																93.4
Total Comprehensive income																24,954.6
Ending Balance (in shares) at Mar. 31, 2009	425,384,109
Ending Balance at Mar. 31, 2009	4,253.8		178,887.7		34,845.9		22,987.3		8,523		249,497.7		555.4					250,053.1
Shares issued upon exercise of warrants (in shares)	26,200,220
Shares issued upon exercise of warrants	262		35,818.5								36,080.5							36,080.5
Shares issued upon exercise of options (in shares)	6,158,943
Shares issued upon exercise of options	61.6		5,498.1								5,559.7							5,559.7
Share based compensation			3,580.6								3,580.6							3,580.6
Dividends, including dividend tax					(4,985.8)						(4,985.8)							(4,985.8)
Transfer to statutory reserve					(7,371.7)		7,371.7
Net income					24,570.7						24,570.7		317.1			24,887.8	553.7	24,887.8
Unrealized gain (loss) reclassified to earnings [net of tax Rs.(1,528.0) in 2010, Rs. (51.8) in 2009 and Rs. 117.3 in 2008]									(3,072)		(3,072)					(3,072)		(3,072)
Change in the unrealized gain (net loss) on available for sale securities, [net of tax Rs.(2,955.3) in 2010, Rs. 5,021.8 in 2009 and Rs. 1,144.6 in 2008]									(5,634.3)		(5,634.3)					(5,634.3)		(5,634.3)
Foreign currency translation reserve									(15.4)		(15.4)					(15.4)		(15.4)
Total Comprehensive income															359.6	16,166.1
Comprehensive income attributable to HDFC Bank Limited																15,849
Comprehensive income attributable to Noncontrolling interest																317.1
Total Comprehensive income															359.6	16,166.1
Ending Balance (in shares) at Mar. 31, 2010		457,743,272
Ending Balance at Mar. 31, 2010	₨ 4,577.4	$ 101.8	₨ 223,784.9	$ 4,978.5	₨ 47,059.1	$ 1,046.9	₨ 30,359	$ 675.4	₨ (198.7)	$ (4.4)	₨ 305,581.7	$ 6,798.2	₨ 872.5	$ 19.4			$ 6,817.6	₨ 306,454.2

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (INR ₨) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Unrealized gain (loss) reclassified to earnings, tax	₨ (1,528)	₨ (51.8)	₨ 117.3
Change in the unrealized gain (net loss) on available for sale securities, tax	₨ (2,955.3)	₨ 5,021.8	₨ 1,144.6

The Bank	12 Months Ended
Mar. 31, 2010
The Bank

1. The Bank

HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulations Act, 1949. The Bank’s shares are listed on the Bombay Stock Exchange Ltd. and The National Stock Exchange of India Ltd., its ADSs are listed on the New York Stock Exchange and its GDRs are listed on the Luxembourg Stock Exchange.

The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 23.73 % of the Bank’s equity as of March 31, 2010. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.

The Bank had in June 2008 issued 26,200,220 warrants convertible into an equivalent number of equity shares to HDFC Limited on a preferential basis at a rate of Rs. 1,530.13 each on terms and conditions that the warrants be exercised on or before December 2, 2009. HDFC Limited has since exercised its rights. The Bank allotted 26,200,220 equity shares to HDFC Limited on November 30, 2009.

The Bank’s principal business activities are retail banking, wholesale banking and treasury operations. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third party mutual funds and insurance, investment advisory services, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.

Summary of significant accounting policies

a. Principles of consolidation

The consolidated financial statements include the accounts of HDFC Bank Limited and its subsidiaries. The Bank consolidates subsidiaries in which, directly or indirectly, it holds more than 50% of the voting rights or has control. Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence are accounted for under the equity method. These investments are included in other assets and the Bank’s proportionate share of income or loss is included in Non-interest revenue, other. The Bank consolidates Variable Interest Entities (VIEs) where the Bank is determined to be the primary beneficiary under Financial Accounting Standard Board Accounting Standard Codification “FASB ASC” Topic 810 “Consolidation of Variable Interest Entities” [Formerly “Interpretation No. 46 (Revised)”]. All significant inter-company accounts and transactions are eliminated on consolidation.

b. Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). US GAAP differs in certain material respects from accounting principles generally accepted in India, the requirements of India’s Banking Regulations Act and related regulations issued by the Reserve Bank of India (“RBI”) (collectively “Indian GAAP”), which form the basis of the statutory general purpose financial statements of the Bank in India. Principal differences insofar as they relate to the Bank include: determination of the allowance for credit losses, classification and valuation of investments, accounting for deferred income taxes, stock-based compensation, employee benefits, loan origination fees, derivative financial instruments, business combination and the presentation format and disclosures of the financial statements and related notes.

c. Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results could differ from these estimates. Material estimates included in these financial statements that are susceptible to change include the allowance for credit losses, the valuation of unquoted investments, other than temporary impairment and valuation of derivatives.

d. Cash and cash equivalents

The Bank considers all highly liquid financial instruments, which are readily convertible into cash and have original maturities of three months or less on the date of purchase, to be cash equivalents.

e. Customer acquisition costs

Customer acquisition costs principally consist of commissions paid to third party referral agents who obtain retail loans and such costs are deferred and amortized as a yield adjustment over the life of the loans. Advertising and marketing expenses incurred to solicit new business are expensed as incurred.

f. Investments in securities

Investments consist of securities purchased as part of the Bank’s treasury operations, such as government securities and other debt and equity securities, and investments purchased as part of the Bank’s wholesale banking operations, such as credit substitute securities issued by the Bank’s wholesale banking customers.

Credit substitute securities typically consist of commercial paper, short-term debentures and preference shares issued by the same customers with whom the Bank has a lending relationship in its wholesale banking business. Investment decisions for credit substitute securities are subject to the same credit approval processes as for loans, and the Bank bears the same customer credit risk as it does for loans extended to those customers. Additionally, the yield and maturity terms are generally directly negotiated by the Bank with the issuer. As the Bank’s exposures to such securities are similar to its exposures on its loan portfolio, additional disclosures have been provided on impairment status in Note 8 and on concentrations of credit risk in Note 12.

All other securities including mortgage and asset-backed securities are actively managed as part of the Bank’s treasury operations. The issuers of such securities are either government, public financial institutions or private issuers. These investments are typically purchased from the market, and debt securities are generally publicly rated.

Securities that are held principally for resale in the near term are classified as held for trading (“HFT”) and are carried at fair value, with changes in fair value recorded in earnings.

Debt securities that management has the positive intent and ability to hold to maturity are classified as held to maturity (“HTM”) and are carried at amortized cost.

Equity securities with readily determinable fair values and all debt securities that are not classified as HTM or HFT are classified as available for sale (“AFS”) and are carried at fair value. Unrealized gains and losses on such securities, net of applicable taxes, are reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Fair values are based on market quotations where a market quotation is available or otherwise based on present values at current interest rates for such investments.

Where management determines that an HTM security’s credit rating has been irrevocably downgraded, and continued holding to maturity is likely to result in increased losses, it transfers the security to AFS or sells the security at the best available price.

Transfers between categories are recorded at fair value on the date of the transfer.

g. Impairment of securities

Declines in the fair values of held to maturity and available for sale securities below their carrying value that are other than temporary are reflected in earnings as realized losses, based on management’s best estimate of the fair value of the investment. The Bank identifies other than temporary declines based on an evaluation of all significant factors, including the length of time and extent to which fair value is less than carrying value and the financial condition and economic prospects of the issuer. Estimates of any declines in the fair values of credit substitute securities that are other than temporary are measured on a case-by-case basis together with loans to those customers. The Bank does not recognize an impairment for debt securities if the cause of the decline is related solely to interest rate increases and where the Bank has the ability and intent to hold the security until the forecasted recovery.

h. Loans

The Bank grants retail and wholesale loans to customers.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances adjusted for an allowance for credit losses.

Interest is accrued on the unpaid principal balance and is included in interest income. Loans are placed on “non-accrual” status when interest or principal payments are past due for a specified period, at which time no further interest is accrued and overdue interest is written off against interest income. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are placed on “non-accrual” status when interest or principal payments are one quarter past due.

i. Allowance for credit losses

The Bank provides an allowance for credit losses based on management’s best estimate of losses inherent in the loan portfolio. The allowance for credit losses consists of allowances for retail loans and wholesale loans.

Retail

The Bank’s retail loan loss allowance consists of specific and unallocated allowances.

The Bank establishes a specific allowance on the retail loan portfolio based on factors such as the nature of the product, delinquency levels or the number of days the loan is past due, the nature of the security available and loan to value ratios. The loans are charged off against allowances at defined delinquency levels.

The Bank also records unallocated allowances for its retail loans by product type. The Bank’s retail loan portfolio is comprised of groups of large numbers of small value homogeneous loans. The Bank establishes an unallocated allowance for loans in each product group based on its estimate of the expected amount of losses inherent in such product. In making such estimates, among other factors considered, the Bank stratifies such loans based on the number of days past due and takes into account historical losses for such product, the nature of security available and loan to value ratios.

Wholesale

The allowance for wholesale loans consists of specific and unallocated components. The allowance for such credit losses is evaluated on a regular basis by management and is based upon management’s view of the probability of recovery of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, factors affecting the industry which the loan exposure relates to and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are charged off against the allowance when management believes that the loan balance cannot be recovered. Subsequent recoveries, if any, are adjusted to income.

The Bank grades its wholesale loan accounts considering both qualitative and quantitative criteria. Wholesale loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, the financial condition of the borrower, the value of collateral held, and the probability of collecting scheduled principal and interest payments when due.

The Bank establishes specific allowances for each impaired wholesale loan customer in the aggregate for all facilities, including term loans, cash credits, bills discounted and lease finance, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate or the net realizable value of the collateral if the loan is collateral dependent.

Wholesale loans that experience insignificant payment delays and payment shortfalls are generally not classified as impaired but are placed on a surveillance watch list and closely monitored for deterioration. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, market information, and the amount of the shortfall in relation to the principal and interest owed.

In light of the significant growth in the size and diversity of its wholesale loan portfolio, the Bank has also established an unallocated allowance for wholesale standard loans based on the overall portfolio quality, asset growth, economic conditions and other risk factors. The Bank estimates its wholesale unallocated allowance based on an internal credit slippage matrix, which measures the Bank’s historic losses for its standard loan portfolio.

j. Sales/transfer of receivables

The Bank sells finance receivables to qualifying special purpose entities (“QSPEs”) in securitization transactions. Recourse is in the form of the Bank’s investment in subordinated securities issued by these QSPEs, cash collateral and other credit and liquidity enhancements. Securitized receivables are derecognized in the balance sheet when they are sold and consideration has been received by the Bank. Sales and transfers that do not meet the criteria for surrender of control are accounted for as secured borrowings. The Bank also enters into securitisation transactions, which are similar to asset-backed securitization transactions through the QSPE route, except that such portfolios of receivables are assigned directly to the purchaser and are not represented by pass-through certificates.

Gains or losses from the sale of receivables are recognized in the income statement in the period the sale occurs based on the relative fair value of the portion sold and the portion allocated to retained interests, and are reported net of the estimated cost of servicing by the Bank.

Fair values are determined based on the present value of expected future cash flows, using best estimates for key assumptions, such as prepayment and discount rates, commensurate with the risk involved.

For further information, see note 11.

k. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of fixed assets on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

For assets purchased and sold during the year, depreciation is provided on a pro rata basis by the Bank.

l. Impairment or disposal of tangible long lived assets

Whenever events or circumstances indicate that the carrying amount of tangible long lived assets may not be recoverable, the Bank subjects such long lived assets to a test of recoverability based on the undiscounted cash flows from use or disposition of the asset. Such events or circumstances would include changes in the market, technology obsolescence, adverse changes in profitability or regulation. If the asset is impaired, the Bank recognizes an impairment loss estimated as the difference between the carrying value and the net realizable value.

m. Income tax

Income tax expense/benefit consists of the current tax provision and the net change in the deferred tax asset or liability in the year.

Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the income statement in the period of enactment of the change.

Effective April 1, 2007, the Bank adopted the provisions of FASB ASC 740 (Formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109). FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of income tax uncertainties with respect to positions taken or expected to be taken in income tax.

n. Revenue recognition

Interest income from loans and from investments is recognized on an accrual basis when earned except in respect of loans or investments placed on non-accrual status, where it is recognized when received. The Bank generally does not charge upfront loan origination fees. Nominal application fees are charged which offset the related costs incurred.

Fees and commissions from guarantees issued are amortized over the contractual period of the commitment, provided the amounts are collectible.

Dividends are recognized when declared.

Realized gains and losses on sale of securities are recorded on the trade date and are determined using the weighted average cost method.

Other fees and income are recognized when earned, which is when the service that results in the income has been provided. The Bank amortizes annual fees on credit cards over the contractual period of the fees.

o. Foreign currency transactions

The Bank’s functional currency is the Indian rupee, except for a foreign branch for which the functional currency is U.S. Dollars. Foreign currency transactions are recorded at the exchange rate prevailing on the date of the transaction. Foreign currency denominated monetary assets and liabilities are converted into respective functional currency using exchange rates prevailing on the balance sheet dates. Gains and losses arising on conversion of foreign currency denominated monetary assets and liabilities and on foreign currency transactions are included in the determination of net income.

For the foreign branch, which has the functional currency as U.S.Dollars, the assets, liabilities and operations are translated, for consolidation purposes, from U.S.Dollars to the Indian Rupee reporting currency at period-end rates for assets and liabilities and at average rates for operations. The resulting unrealized gains or losses are reported as a component of accumulated OCI.

p. Stock-based compensation

The fair value of stock based compensation is estimated on the date of each grant based on a pricing model. For further information, see note 20.

q. Debt issuance costs

Issuance costs of long-term debt are amortized over the tenure of the debt.

r. Earnings per share

Basic earnings per equity share have been computed by dividing net income by the weighted average number of equity shares outstanding for the period. For the purpose of determining the weighted average number of equity shares outstanding, the Bank treats advances received from optionees who exercise their options as issued shares even if the administrative formalities of allocating equity shares have not been completed. Diluted earnings per equity share has been computed using the weighted average number of equity shares and dilutive potential equity shares outstanding during the period, using the treasury stock method, except where the result would be anti-dilutive. The Bank also reports basic and diluted earnings per ADS, where each ADS represents three equity shares. Earnings per ADS have been computed as earnings per equity share multiplied by the number of equity shares per ADS. A reconciliation of the number of shares used in computing earnings per share has been provided in Note 28.

s. Segment information

The Bank operates in three reportable segments, namely retail banking, wholesale banking and treasury services. Segment-wise information has been provided in Note 24.

t. Derivative financial instruments

The Bank recognizes all derivative instruments, including certain derivative instruments embedded in other contracts, as assets or liabilities in the balance sheet and measures them at fair value. The Bank has not designated any derivatives as hedges. As such, all changes in fair value of derivative instruments are recognized in net income in the period of change.

The Bank enters into forward exchange contracts, currency swaps and currency options with its customers and typically transfers such customer exposures in the inter-bank foreign exchange markets. The Bank also enters into such instruments to cover its own foreign exchange exposures. All such instruments are carried at fair value, determined based on market quotations or market based inputs.

The Bank enters into rupee interest rate swaps for its own account. The Bank also enters into interest rate currency swaps and cross currency interest rate swaps with its customers and typically lays these off in the inter-bank market. Such contracts are carried on the balance sheet at fair value, or priced using market determined yield curves.

u. Business combination

We account for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. The application of the purchase method requires certain estimates and assumptions especially concerning the determination of the fair values of the acquired intangible assets and property, plant and equipment as well as the liabilities assumed at the date of the acquisition. Moreover the useful lives of the acquired intangible assets, property, plant and equipment have to be determined. The judgments made in the context of the purchase price allocation can materially impact our future results of operations. Accordingly, for significant acquisitions, we obtain assistance from third party valuation specialists. The valuations are based on information available at the acquisition date. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value in accordance with FASB ASC 805 ‘Business combinations’.

v. Goodwill and other intangibles

Goodwill arising from a business combination is not amortized but is tested for impairment in accordance with FASB ASC 350-20 ‘ Goodwill’. Under applicable accounting guidance, goodwill is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or more frequently if events or circumstances indicate a potential impairment. This analysis is a two-step process. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, then the goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated balance sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted.

Intangible assets consist of branch network, customer list, core deposit intangible and favorable leases. These are amortized over their estimated useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives	Amortization method
	(years)
Branch network	6	Straight-line
Customer relationship	2	Straight-line
Core deposit	5	Straight-line
Favorable leases	15	Straight-line

w. Recently adopted accounting standards

In December 2007, FASB issued SFAS No. 141 (revised 2007), Business combinations (now incorporated in ASC 805 Business Combinations). This codification modifies the accounting for business combinations and requires the acquirer in a business combination to recognize 100 percent of the assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition-date fair value. In addition, this codification requires: 1. Stock consideration to be measured based on the quoted market price as of the acquisition date; 2. the expensing of acquisition-related transaction and restructuring costs; 3. certain contingent assets and liabilities acquired, as well as contingent consideration, to be recognized at fair value at the acquisition date with subsequent changes in fair value. This codification also modifies the accounting for certain acquired income tax assets and liabilities. This codification applies to business combinations for which the acquisition date is on or after the beginning of annual reporting periods beginning on or after December 15, 2008. The Bank adopted the provisions of this codification effective April 1, 2009 and is applicable to business combinations completed on or after April 1, 2009, as required.

In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements (now incorporated in ASC 810 Consolidation). This codification requires that the equity interest of noncontrolling interests in subsidiaries be presented as a separate item in the stockholders’ equity rather than as a liability in the Consolidated Financial Statements and to account for transactions between an entity and noncontrolling owners as equity transactions if the parent retains its controlling financial interest in the subsidiary. This codification also establishes accounting and reporting standards for changes in a parent’s ownership interest and the valuation of retained noncontrolling equity investments when a subsidiary is deconsolidated. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of the remaining investment, rather than the previous carrying amount of that retained investment. The Bank adopted the provisions of the codification effective April 1, 2009. The adoption modified the presentation of “Minority interests”, which is renamed to “Non-controlling interests” and is presented within equity. The adoption did not have material effect on the Bank’s consolidated financial position or results of operation.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an Amendment to SFAS 133 (now incorporated into ASC 815-10-50, Derivatives and Hedging—Disclosure). The codification requires enhanced disclosures about derivative instruments and hedged items that are accounted for under ASC 815 related interpretations. This codification improves transparency about the location and amounts of derivative instruments in an entity’s financial statements; how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect its financial position, financial performance, and cash flows. The Bank adopted the provisions of this codification effective April 1, 2009. The adoption required only additional disclosures and did not have material effect on the Bank’s consolidated financial position or results of operation.

In December 2008, the FASB issued FSP FAS 132(R)-1, Employers’ Disclosures about Pensions and Other Postretirement Benefit Plan Assets (now incorporated into ASC 715-20-50, Compensation and Benefits—Disclosure). It provides guidance related to an employer’s disclosures about plan assets of defined benefit pension or other post-retirement benefit plans. This codification requires that disclosures should provide users of financial statements with an understanding of how investment allocation decisions are made, the factors that are pertinent to an understanding of investment policies and strategies, the major categories of plan assets, the inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets. The Bank adopted the provisions of this codification effective April 1, 2009. The adoption required only additional disclosures, and did not have material effect on the Bank’s consolidated financial position or results of operations.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments (FSP FAS 115-2) (now ASC 320-10-35-34, Investments—Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment). This codification amends the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expands the financial statement disclosures for OTTI on debt and equity securities. The Bank has adopted the provisions of this codification effective April 1, 2009. The adoption did not have material effect on the Bank’s consolidated financial position or results of operation.

In May 2009 the FASB issued SFAS No. 165, “Subsequent Events” (now FASB ASC 855-10, Subsequent Events). This codification sets forth the period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity shall make about events or transactions that occurred after the balance sheet date. The Bank has adopted the provisions of this codification effective April 1, 2009 and the adoption did not have an impact on the Bank’s financial position or results of operation. In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements. The amendments in the ASU remove the requirement for a Securities and Exchange Commission (“SEC”) filer to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. The amendments in the ASU were effective upon issuance. The adoption of this ASU did not have a material impact on the Bank’s consolidated financial position or results of operation.

In June 2009, the FASB issued SFAS No. 168, The FASB accounting standards codification and the hierarchy of Generally Accepted Accounting Principles (now codified in FASB ASC Topic 105 Generally Accepted Accounting Principles). The guidance contained in the codification supersedes all non-SEC guidance. The codification does not change the GAAP, but is intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. As a result, references to accounting literature contained in the Bank’s financial statements have been updated to reflect the new codification references. This codification defines the new hierarchy for U.S. generally accepted accounting principles (GAAP) and explains how the FASB will use its Accounting Standards Codification (ASC) as the sole source for all authoritative guidance. The Bank has adopted the Codification effective April 1, 2009 and the adoption did not have an impact on the Bank’s consolidated financial position or results of operation.

In September 2009, the FASB issued ASU No. 2009-12, Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This ASU provides guidance on measuring the fair value of certain alternative investments. The ASU permits entities to use net asset value as a practical expedient to measure the fair value of their investments in certain investment funds. The ASU also requires additional disclosures regarding the nature and risks of such investments and provides guidance on the classification of such investments as Level 2 or Level 3 of the fair value hierarchy. The codification is effective for all reporting periods that end after December 15, 2009. The Bank has since adopted the Codification effective April 1, 2009 and the adoption did not have an impact on the Bank’s consolidated financial position or results of operation.

x. Recently issued accounting pronouncements not yet effective

In June 2009, the FASB issued SFAS 166, Accounting for Transfers of Financial Assets, an amendment of FASB Statement No. 140 (now incorporated into ASC 860, Transfers and Servicing). It eliminates the concept of a “qualifying special-purpose entity”(QSPEs), changes the requirements for derecognizing financial assets, and requires additional disclosures. This codification is effective for fiscal years that begin after November 15, 2009. The impact on the Bank’s consolidated financial statement, if any, on application of this codification with effect from April 1, 2010 is currently being evaluated.

In June 2009, the FASB issued SFAS 167, Amendments to FASB Interpretation No. 46(R) (now incorporated into ASC 810, Consolidation). This codification details three key changes to the consolidation model. First, former QSPEs will now be included in the scope of SFAS 167. In addition, the FASB has changed the method of analyzing which party to a variable interest entity (VIE) should consolidate the VIE (known as the primary beneficiary) to a qualitative determination of which party to the VIE has “power” combined with potentially significant benefits or losses, instead of the current quantitative risks and rewards model. The entity that has power has the ability to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Finally, the new standard requires that the primary beneficiary analysis be re-evaluated whenever circumstances change. The current guidance require reconsideration of the primary beneficiary only when specified reconsideration events occur. The impact on the Bank’s consolidated financial statement, if any, on application of this codification with effect from April 1, 2010 is currently being evaluated.

In August 2009, the FASB issued ASU 2009-05 to provide guidance on measuring the fair value of liabilities under ASC 820. This ASU provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: 1. A valuation technique that uses quoted prices for similar liabilities (or an identical liability) when traded as assets. 2. Another valuation technique that is consistent with the principles of ASC 820. This ASU also clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required, are Level 1 fair value measurements. The guidance provided in ASU 2009-05 is effective for first reporting period (including interim periods) beginning after August 2009. The adoption of this ASU is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In January 2010, the FASB issued ASU 2010-06 Improving Disclosures about Fair Value Measurements and Disclosures. This ASU requires disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. This ASU requires only additional disclosures and hence adoption of this ASU is not expected to have a material impact on the Bank’s consolidated financial position or results of operations.

In April 2010, FASB issued ASU 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool That is Accounted for as a Single Asset. This ASU provides that modifications of loans that are accounted for within a pool under ASC 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. This update does not affect the accounting for loans that are not accounted for within pools. The guidance contained in this update is effective for interim and annual reporting periods ending on or after July 15, 2010. The impact on the Bank’s consolidated financial statement, if any, on application of this codification with effect from April 1, 2010 is currently being evaluated.

In July 2010, FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires additional disclosures about a company’s allowance for credit losses and the credit quality of the loan portfolio. The additional disclosures include a rollforward of the allowance for credit loss on a disaggregated basis and more information, by type of receivable, on credit quality indicators including aging and troubled debt restructurings as well as significant purchases and sales. The guidance contained in this update is effective for interim and annual reporting periods ending on or after December 15, 2010. This new accounting guidance does not change the accounting model, and accordingly, will have no impact on the Bank’s consolidated financial position or results of operations.

y. Convenience translation

The accompanying financial statements have been expressed in Indian rupees (“Rs.”), the Bank’s functional currency. For the convenience of the reader, the financial statements as of and for the year ended March 31, 2010 have been translated into U.S. dollars at U.S. $1.00 = Rs. 44.95 based on the noon buying rate for cable transfers on March 31, 2010 as certified for customs purposes by the Federal Reserve Bank of New York. Such translation should not be construed as a representation that the rupee amounts have been or could be converted into United States dollars at that or any other rate, or at all.

Business combination	12 Months Ended
Mar. 31, 2010
Business combination

2. Business combination

Effective May 23, 2008, the Bank acquired Centurion Bank of Punjab Limited (“CBoP”) . Both the entities were banking companies incorporated under the Companies Act, 1956 and licensed by the Reserve Bank of India under the Banking Regulation Act, 1949.

The transaction was completed during the fiscal year year ended March 31, 2009 and accounted for as business combination, which resulted in goodwill of Rs. 74,937.9 million and intangible assets of Rs. 16,002.0 million. CBoP, a private sector Bank, offered a wide spectrum of retail, small and medium enterprise and corporate banking products and services. The primary purpose for the acquisition was to realize potential synergies and growth opportunities from combining the businesses of CBoP. These anticipated synergies contributed to a purchase price that resulted in the recognition of goodwill.

The purchase consideration amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million was paid by way of the issuance of one equity share of HDFC Bank Limited (face value Rs.10.0) in exchange for every 29 equity shares of CBoP (face value Re. 1.0).

Purchase price allocation

The acquisition is accounted for under the purchase method of accounting in accordance with former SFAS No. 141, “Business Combinations”. The purchase price of CBoP amounted to Rs. 102,769.4 million, of which Rs. 100,469.5 million is by way of issue of equity shares, Rs. 622.8 million by way of direct acquisition costs and cost of Rs. 1,677.1 million arising from issue of the Bank’s stock options issued in exchange for the outstanding CBoP’s stock options held by its employees as of the acquisition date.

The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values as of May 23, 2008 as summarized below:

	(in millions)		(in millions)
Purchase Price
Issue of 69,883,956 equity shares	Rs.	100,469.5	US $	1,975.0
Direct acquisition costs		622.8		12.2
Issue of stock options to employees		1,677.1		33.0

Total purchase price		102,769.4		2,020.2

Assets acquired:
Cash and cash equivalents		20,567.5		404.3
Term placements		9,318.7		183.2
Investments, available for sale		57,236.7		1,125.2
Loans		152,030.3		2,988.4
Accrued interest receivable		2,296.9		45.2
Property and equipment, net		3,288.9		64.7
Intangible assets		16,002.0		314.6
Other assets		6,093.6		119.8

Total assets acquired		266,834.6		5,245.4

Liabilities assumed:
Deposits		208,155.7		4,092.0
Short-term borrowings		591.9		11.6
Accrued interest payable		2,349.0		46.2
Long-term debt		14,687.8		288.7
Accrued expenses and other liabilities		13,218.7		259.8

Total estimated liabilities acquired		239,003.1		4,698.3

Total fair value of net assets acquired		27,831.5		547.1

Goodwill	Rs.	74,937.9	US $	1,473.1

The total amount of goodwill is Rs. 74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill is allocated to the retail segment.

Intangible assets acquired

The estimated useful lives of the intangible assets at May 23, 2008 were as follows:

	Fair value				Weighted average life
	(in millions)				(in years)
Intangible assets subject to amortization:
Branch network	Rs.	8,335.0	US $	163.8	6
Customer relationship		2,710.0		53.3	2
Core deposit		4,414.0		86.8	5
Favorable leases		543.0		10.7	15

Total	Rs.	16,002.0	US $	314.6	5.35

Cash and cash equivalents	12 Months Ended
Mar. 31, 2010
Cash and cash equivalents

3. Cash and cash equivalents

Cash and cash equivalents as of March 31, 2009 and 2010 include balances of Rs. 119,410.2 million and Rs. 130,480.2 million respectively, maintained with the RBI to meet the Bank’s cash reserve ratio requirement. The Bank is required to maintain a specific percentage of its demand and time liabilities by way of a balance in a current account with the RBI. This is to maintain the solvency of the banking system. The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.

Term placements	12 Months Ended
Mar. 31, 2010
Term placements

4. Term placements

Term placements consist of placements with banks and financial institutions in the ordinary course of business. These placements have original maturities for periods between 3 months and 15 years. This includes restricted term placements of Rs. 95.6 million (USD 2.1 million).

Investments, held for trading	12 Months Ended
Mar. 31, 2010
Investments, held for trading

5. Investments, held for trading

The portfolio of trading securities at March 31, 2009 and 2010 was as follows:

	As of March 31, 2009
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized losses		Fair Value
	(In millions)
Government of India securities	Rs.	34,833.3	Rs.	3.3	Rs.	108.8	Rs.	34,727.8
Securities issued by Government of India sponsored institutions		606.3		4.6		—		610.9

Total Debt Securities		35,439.6		7.9		108.8		35,338.7
Equity securities		44.8		2.8		0.1		47.5

Total	Rs.	35,484.4	Rs.	10.7	Rs.	108.9	Rs.	35,386.2

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	20,867.9	Rs.	1.0	Rs.	8.0	Rs.	20,860.9
Securities issued by Government of India sponsored institutions		442.4		3.6		0.3		445.7
Securities issued by state government sponsored institutions		354.3		15.0		0.3		369.0
Other corporate/financial institution bonds		500.0		22.1		—		522.1
Deposit Certificates issued by banks		5,892.5		—		—		5,892.5

Total Debt Securities		28,057.1		41.7		8.6		28,090.2
Equity securities		69.7		0.4		1.5		68.6

Total	Rs.	28,126.8	Rs.	42.1	Rs.	10.1	Rs.	28,158.8

Total	US $	625.7	US $	0.9	US $	0.2	US $	626.4

Investments, available for sale	12 Months Ended
Mar. 31, 2010
Investments, available for sale

6. Investments, available for sale

The portfolio of available for sale securities at March 31, 2009 and 2010 was as follows:

	As of March 31, 2009
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	459,973.3	Rs.	13,389.4	Rs.	676.9	Rs.	472,685.8
Securities issued by Government of India sponsored institutions		2,640.4		75.5		0.3		2,715.6
State government securities		1,585.4		78.4		—		1,663.8
Securities issued by state government sponsored institutions		19.3		0.5		—		19.8
Credit substitutes (See Note 8)		4,229.4		26.2		3.3		4,252.3
Other corporate/financial institution bonds		164.0		2.5		—		166.5
Deposit Certificates issued by banks		13,936.4		—		—		13,936.4

Debt securities, other than asset and mortgage-backed securities		482,548.2		13,572.5		680.5		495,440.2
Mortgage-backed securities		8,738.7		159.4		216.8		8,681.3
Asset-backed securities		3,642.8		62.0		14.7		3,690.1
Other securities		287.9		—		—		287.9
Mutual fund units		10.0		—		3.2		6.8

Total	Rs.	495,227.6	Rs.	13,793.9	Rs.	915.2	Rs.	508,106.3

Securities with gross unrealized losses							Rs.	46,448.5
Securities with gross unrealized gains								461,657.8

							Rs.	508,106.3

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	469,589.1	Rs.	2,744.2	Rs.	3,079.7	Rs.	469,253.6
Securities issued by Government of India sponsored institutions		928.2		59.7		—		987.9
State government securities		494.6		8.1		—		502.7
Securities issued by state government sponsored institutions		19.7		0.2		—		19.9
Credit substitutes (See Note 8)		2,429.2		47.1		—		2,476.3
Other corporate/financial institution bonds		603.6		3.4		—		607.0

Debt securities, other than asset and mortgage-backed securities		474,064.4		2,862.7		3,079.7		473,847.4
Mortgage-backed securities		6,171.9		90.6		36.2		6,226.3
Asset-backed securities		662.8		19.4		—		682.2
Other securities		639.7		3.2		—		642.9

Total	Rs.	481,538.8	Rs.	2,975.9	Rs.	3,115.9	Rs.	481,398.8

Total	US $	10,712.8	US $	66.2	US $	69.3	US $	10,709.7

Securities with gross unrealized losses							Rs.	241,461.1
Securities with gross unrealized gains								239,937.7

							Rs.	481,398.8

							US $	10,709.7

AFS investments of Rs. 474,349.6 million and Rs. 469,761.3 million as of March 31, 2009 and March 31, 2010, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments Rs. 234,287.4 million as of March 31, 2009 and Rs.384,318.2 million (US $ 8,549.9 million) as of March 31, 2010 respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS). These have been kept with the Clearing Corporation of India Limited and RBI.

In April 2009, the Bank adopted the new accounting guidance for OTTI stated in FASB ASC 320-10. This pertains to recognition and presentation of other-than-temporary impairments which was issued on April 9, 2009 (formerly issued as FSP No. FAS 115-2 and FAS 124-2 “Recognition and Presentation of Other-Than-Temporary Impairments”). The Bank did not record a transition adjustment for securities held at March 31, 2009 that were previously considered other-than-temporarily impaired. The Bank conducts a review each year to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near term prospects of the issuer, and the Bank’s ability and intent to hold the investment for a period sufficient to allow for any anticipated recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 211.3 million, Rs. 112.4 million and Rs. 445.5 million (US $ 9.9 million) as other than temporary impairment in fiscal year 2008, 2009 and 2010 respectively. The Bank believes that the other unrealized losses on its investments in equity and debt securities as of March 31, 2010 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analyses, as required under business policies.

During the year ended March 31, 2010 the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2009 is as follows:

	As of March 31, 2009
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
Government of India securities	Rs. 24,403.2	Rs.467.3	Rs.13,177.7	Rs.209.6	Rs.37,580.9	Rs.676.9
Securities issued by Government of India sponsored institutions	339.7	0.3	454.0	—	793.7	0.3
Credit substitutes	—	—	525.6	3.3	525.6	3.3

Debt securities	24,742.9	467.6	14,157.3	212.9	38,900.2	680.5
Mortgage-backed securities	3,510.3	88.3	3,984.7	128.5	7,495.0	216.8
Asset-backed securities	46.5	14.7	—	—	46.5	14.7
Mutual fund units	6.8	3.2	—	—	6.8	3.2

Total	Rs. 28,306.5	Rs.573.8	Rs. 18,142.0	Rs.341.4	Rs.46,448.5	Rs.915.2

The gross unrealized losses and fair value of available for sale securities at March 31, 2010 was as follows:

	As of March 31, 2010
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
	(In millions)
Government of India securities	Rs.	221,038.8	Rs.	2,605.4	Rs.	17,480.2	Rs.	474.3	Rs.	238,519.0	Rs.	3,079.7
State government securities		11.6		—		—		—		11.6		—
Securities issued by state government sponsored institutions		4.9		—		—		—		4.9		—

Debt securities		221,055.3		2,605.4		17,480.2		474.3		238,535.5		3,079.7
Mortgage-backed securities		2,925.6		36.2		—		—		2,925.6		36.2

Total	Rs.	223,980.9	Rs.	2,641.6	Rs.	17,480.2	Rs.	474.3	Rs.	241,461.1	Rs.	3,115.9

Total	US $	4,982.9	US $	58.7	US $	388.9	US $	10.6	US $	5,371.8	US $	69.3

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2010 is set out below:

	As of March 31, 2010
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	165,109.2	Rs.	165,987.0	US $	3,692.7
Over one year through five years		165,126.2		165,748.1		3,687.4
Over five years through ten years		89,724.1		89,189.8		1,984.2
Over ten years		54,104.9		52,922.5		1,177.4

Total	Rs.	474,064.4	Rs.	473,847.4	US $	10,541.7

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2008		2009		2010		2010
	(In millions)
Gross realized gains on sale	Rs.	522.3	Rs.	3,963.6	Rs.	5,691.3	US $	126.6
Gross realized losses on sale		(142.6)		(1,023.7)		(1,116.4)		(24.8)

Realized gains (losses), net		379.7		2,939.9		4,574.9		101.8
Dividends and interest		25,261.4		35,636.9		33,304.6		740.9

Total	Rs.	25,641.1	Rs.	38,576.8	Rs.	37,879.5	US $	842.7

Investments, held to maturity	12 Months Ended
Mar. 31, 2010
Investments, held to maturity

7. Investments, held to maturity

There were no HTM securities as of March 31, 2009 and March 31, 2010.

Under Indian GAAP transfer from an HTM portfolio to an AFS portfolio is permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under U.S. GAAP and Indian GAAP varies materially.

Credit substitutes	12 Months Ended
Mar. 31, 2010
Credit substitutes

8. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2009 and March 31, 2010 were as follows:

	As of March 31,
	2009				2010
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	3,238.8	Rs.	3,262.1	Rs.	2,233.6	Rs.	2,279.2
Preferred shares		29.5		29.1		—		—
Commercial paper		961.1		961.1		195.6		197.1

Total	Rs.	4,229.4	Rs.	4,252.3	Rs.	2,429.2	Rs.	2,476.3

					US $	54.0	US $	55.1

The Bank has no credit substitutes in the held to maturity category.

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Performing	Rs.	4,252.3	Rs.	2,476.3	US $	55.1
Impaired—gross balance		—		313.6		7.0
Less amounts provided for other than temporary impairments		—		313.6		7.0

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	4,252.3	Rs.	2,476.3	US $	55.1

Impaired credit substitutes as of March 31, 2009 and March 31, 2010:

	As of March 31,
	2009		2010		2010
	(In millions)
Gross impaired credit substitutes:
—on accrual status	Rs.	—	Rs.	—	US $	—
—on non-accrual status		—		313.6		7.0

Total	Rs.	—	Rs.	313.6	US $	7.0

Gross impaired credit substitutes by industry:
—Drugs and Pharmaceuticals		—	Rs.	313.6	US $	7.0

Total	Rs.	—	Rs.	313.6	US $	7.0

Average impaired credit substitutes	Rs.	2.6	Rs.	156.8	US $	3.5

Interest foregone on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US $	—

Interest income recognized on impaired credit substitutes on a cash basis	Rs.	—	Rs.	—	US $	—

As of March 31, 2010, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.

Repurchase and resell agreements	12 Months Ended
Mar. 31, 2010
Repurchase and resell agreements

9. Repurchase and resell agreements

Securities sold under agreements to repurchase (repos) and securities purchased under agreements to resell (reverse repos) generally do not constitute a sale for accounting purposes of the underlying securities, and so are treated as collateralized transactions. There were no such transactions accounted for as sales during the years ended March 31, 2008, 2009 and 2010. Interest paid or received on all repo and reverse repo transactions is recorded in Interest expense or Interest revenue at the contractually specified rate.

a. Securities purchased under agreements to resell

Securities purchased under agreements to resell are classified separately from investments and generally mature within 14 days of the transaction date. Such resell transactions are recorded at the amount of cash advanced on the transaction. Resell transactions outstanding as of March 31, 2009 and March 31, 2010 were Rs. 25,497.2, and Rs.20,000.0 million respectively.

b. Securities sold under repurchase agreements

Securities sold under agreements to repurchase are classified separately from investments and generally mature within 14 days of the transaction date. Such repurchase transactions are recorded at the amount of cash received on the transaction. Repurchase transactions outstanding as of March 31, 2009 and March 31, 2010 were Nil.

Loans	12 Months Ended
Mar. 31, 2010
Loans

10. Loans

Loan balances include Rs. Nil and Rs. 40,000.0 million as of March 31, 2009 and March 31, 2010 respectively which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2009 and March 31, 2010 were as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Retail Loans:
Auto loans	Rs.	156,283.8	Rs.	197,507.7	US $	4,393.9
Commercial vehicle and construction equipment finance		80,582.2		94,205.1		2,095.8
Personal loans		90,062.0		90,955.0		2,023.5
Loans against securities		7,265.5		9,071.6		201.8
Two-wheeler loans		19,423.3		18,180.1		404.5
Retail business banking		132,323.8		144,733.7		3,219.9
Credit cards		39,240.7		38,458.1		855.6
Housing loans		50,690.7		87,887.0		1,955.2
Other retail loans		44,521.9		51,985.9		1,156.5

Subtotal	Rs.	620,393.9	Rs.	732,984.2	US $	16,306.7

Wholesale loans:
Working capital finance	Rs.	154,054.9	Rs.	228,276.2	US $	5,078.4
Term loans		236,597.1		359,680.6		8,001.8

Sub total	Rs.	390,652.0	Rs.	587,956.8	US $	13,080.2

Gross loans		1,011,045.9		1,320,941.0		29,386.9
Less: Allowance for credit losses		24,550.9		23,760.6		528.6

Total	Rs.	986,495.0	Rs.	1,297,180.4	US $	28,858.3

The contractual residual maturity of gross loans as of March 31, 2010 is set out below:

	As of March 31, 2010
	Working Capital Finance		Term Loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	119,211.0	Rs.	183,893.8	Rs.	249,614.8	Rs.	552,719.6
Over one year through five years		109,065.2		141,262.2		406,742.6		657,070.0
Over 5 years		—		34,524.6		76,626.8		111,151.4

Total gross loans	Rs.	228,276.2	Rs.	359,680.6	Rs.	732,984.2	Rs.	1,320,941.0

	US $	5,078.4	US $	8,001.8	US $	16,306.7	US $	29,386.9

Gross loans analyzed by performance are as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Performing	Rs.	991,488.4	Rs.	1,301,678.1	US $	28,958.4
Impaired		19,557.5		19,262.9		428.5

Total gross loans	Rs.	1,011,045.9	Rs.	1,320,941.0	US $	29,386.9

Impaired loans as of March 31, 2009 and March 31, 2010 by facility are as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Retail loans	Rs.	14,957.7	Rs.	13,038.0	US $	290.1
Wholesale loans		4,599.8		6,224.9		138.5

Gross impaired loans		19,557.5		19,262.9		428.6
Less: Specific allowance for credit losses		13,220.6		13,820.3		307.5

Impaired loans, net of specific allowance	Rs.	6,336.9	Rs.	5,442.6	US $	121.1

Gross impaired loans:
—without valuation allowance	Rs.	6,336.9	Rs.	5,442.6	US $	121.1
—with valuation allowance		13,220.6		13,820.3		307.5

Total	Rs.	19,557.5	Rs.	19,262.9	US $	428.6

Gross impaired loans:
—on accrual status	Rs.	—	Rs.	1,078.5	US $	24.0
—on non-accrual status		19,557.5		18,184.4		404.6

Total	Rs.	19,557.5	Rs.	19,262.9	US $	428.6

Gross impaired loans by industry:
—Land Transport	Rs.	1,182.3	Rs.	858.7	US $	19.1
—Wholesale/Retail Trade		1,741.1		2,252.8		50.1
—Others (none > than 5% of impaired loans)		16,634.1		16,151.4		359.4

Total	Rs.	19,557.5	Rs.	19,262.9	US $	428.6

Summary information relating to impaired loans as of March 31, 2008, 2009 and 2010 is as follows:

	As of March 31,
	2008		2009		2010		2010
	(In millions)
Average impaired loans, net of allowance	Rs.	2,509.6	Rs.	4,662.3	Rs.	5,889.8	US $	131.0
Interest foregone on impaired loans	Rs.	207.0	Rs.	365.6	Rs.	1,540.1	US $	34.3
Interest income recognized on impaired loans	Rs.	14.6	Rs.	206.5	Rs.	591.4	US $	13.2
Interest income recognized on impaired loans on a cash basis	Rs.	14.6	Rs.	206.5	Rs.	591.4	US $	13.2

Changes in the allowance for credit losses are as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Specific allowance for credit losses, beginning of period	Rs.	5,841.6	Rs.	13,220.6	US $	294.0
Gross allowance for credit losses (including on acquisition of CBoP)		26,876.5		20,975.4		466.6
Allowance no longer required due to:
Cash recoveries		(245.7)		(1,391.5)		(31.0)
Write-offs		(19,251.8)		(18,984.2)		(422.3)

Specific allowance for credit losses, end of period	Rs.	13,220.6	Rs.	13,820.3	US $	307.3

Unallocated allowance for credit losses, beginning of period		6,894.4		11,330.3		252.1
Additions during the period (including on acquisition of CBoP)		4,435.9		(1,390.0)		(30.9)

Unallocated allowance for credit losses, end of period		11,330.3		9,940.3		221.2

Total allowance for credit losses, end of period	Rs.	24,550.9	Rs.	23,760.6	US $	528.5

Interest and fees on loans by facility are as follows:

	Fiscal years ended March 31,
	2008		2009		2010		2010
	(In millions)
Wholesale	Rs.	25,801.9	Rs.	43,407.0	Rs.	38,902.5	US $	865.6
Retail loans		46,794.0		73,874.5		79,462.0		1,767.8

Total	Rs.	72,595.9	Rs.	117,281.5	Rs.	118,364.5	US $	2,633.4

Sales/transfer of receivables	12 Months Ended
Mar. 31, 2010
Sales/transfer of receivables

11. Sales/transfer of receivables

The following table summarizes pre-tax gains on securitizations and certain cash flows received from customers and paid to QSPEs for sales of performing loans that were completed during the years ended March 31, 2008, March 31, 2009 and March 31, 2010:

	Fiscal years ended March 31,
	2008		2009		2010		2010
	(In millions)
Sale price of new securitizations/transfer	Rs.	2,913.9	Rs.	23,355.1	Rs.	—	US $	—
Less: Book value of finance receivables derecognized		2,900.6		22,154.0		—		—
Less: Estimated costs of servicing		—		18.2		—		—

Pre-tax gains(loss) on securitizations	Rs.	13.3	Rs.	1,182.9	Rs.	—	US $	—

Cash flow information
Collections against securitized receivables	Rs.	14,855.7	Rs.	6,201.2	Rs.	9,967.8	US $	221.8
Payments made to QSPEs	Rs.	14,678.6	Rs.	5,843.1	Rs.	9,515.3	US $	211.7
Cash flows on retained interests	Rs.	48.5	Rs.	41.9	Rs.	41.5	US $	0.9

The Bank has relied upon market information and its past experience for the purpose of determining the assumptions below. Key assumptions used in measuring the retained interests in finance receivables of sales completed during the years ended March 31, 2009 and March 31, 2010 as of the dates of such sales were as follows:

	For the year ended March 31, 2009	For the year ended March 31, 2010
Key assumptions: (rates per annum)
Annual prepayment rate	5.0%	—
Expected credit losses	0.2%	—

Credit losses and prepayment losses as a percentage to the gross loans disbursed are estimated on the basis of historical losses on a similar portfolio.

Other key disclosures are as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Finance receivables held by QSPEs	Rs.	40,564.6	Rs.	21,279.6	US $	473.4
Delinquencies		435.9		253.2		5.6
Credit losses		382.6		197.9		4.4
Retained interest in sold receivables, consisting of subordinated securities		1,399.7		768.6		17.1

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2009 and March 31, 2010, to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2009		2010		2010
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	0.5	Rs.	0.01	US $	—
Impact of 20% adverse change		0.9		0.03		—
Expected credit losses:
Impact of 10% adverse change		6.6		8.3		0.2
Impact of 20% adverse change		13.2		16.5		0.4

The discount rate used for the valuation of retained interests is the rate of return to the transferees of the various pools of securitized receivables and, therefore, is not subject to change. Weighted average life in years of the securitized receivables is also not subject to change except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.

The Bank recorded a servicing liability of Rs. 7.6 million and Rs. 21.1 million as of March 31, 2010 and March 31, 2009 respectively.

Concentrations of credit risk	12 Months Ended
Mar. 31, 2010
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

The Bank’s portfolio of loans and credit substitute securities is broadly diversified along industry and product lines, and as of March 31, 2009 and 2010 the exposures are as set forth below. The Bank does not consider retail loans a specific industry for this purpose. However, retail business banking loans are classified in the appropriate categories below and loans to commercial vehicle operators are included in land transport below.

	As of March 31, 2009
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Land transport	Rs.	53,270.5	Rs.	—	Rs.	53,270.5	US $	1,047.2	5.3%
Non-banking finance companies/ Financial Intermediaries		40,425.2		256.3		40,681.5		799.7	4.0
Automotive manufacturers		38,991.6		—		38,991.6		766.5	3.8
Activities allied to agriculture		32,492.8		—		32,492.8		638.7	3.2
Wholesale / Retail Trade		31,896.3		47.5		31,943.8		627.9	3.1
Fertilizers & Pesticides		27,445.3		—		27,445.3		539.5	2.7
Petroleum & Petroleum Products		26,437.3		—		26,437.3		519.7	2.6
Others (none > than 2%)		760,086.9		3,948.5		764,035.4		15,019.5	75.3

Total	Rs.	1,011,045.9	Rs.	4,252.3	Rs.	1,015,298.2	US $	19,958.7	100.0%

	As of March 31, 2010
Category	Gross loans		Fair Values Of Credit Substitutes		Total		Total		%
	(In millions, except percentages)
Automotive manufacturers	Rs.	73,784.3	Rs.	49.3	Rs.	73,833.6	US $	1,642.6	5.6%
Wholesale / Retail Trade		70,886.1		198.8		71,084.9		1,581.4	5.4
Land Transport		59,080.3		—		59,080.3		1,314.4	4.5
Fertilizers & Pesticides		54,830.1		—		54,830.1		1,219.8	4.1
Non-banking finance companies/ Financial Intermediaries		53,697.2		105.3		53,802.5		1,196.9	4.1
Banks and Financial Institutions		37,590.1		—		37,590.1		836.3	2.8
Housing Finance Companies		35,697.6		—		35,697.6		794.2	2.7
Activities allied to agriculture		31,493.6		—		31,493.6		700.6	2.4
Real Estate & Property Services		27,051.3		—		27,051.3		601.8	2.0
Others (none > than 2%)		876,830.4		2,122.9		878,953.3		19,554.0	66.4

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	US $	29,442.0	100.0%

The Bank has a geographic concentration of credit risk, with exposure to borrowers based in Western India (including Mumbai), comprising 44.7% and 47.3% of the total loan and credit substitute security portfolio as of March 31, 2009 and March 31, 2010 respectively. While such borrowers are based in Western India they may use the funds provided by the Bank for a variety of uses that may or may not be related to the economy in Western India.

Loan and credit substitute exposures as of March 31, 2009 and 2010 based on the region in which the instruments are originated are as follows (which may be or may not be where funds are used):

	As of March 31, 2009
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	268,305.9	Rs.	3,966.9	Rs.	272,272.8	26.8%
Western region, other than Mumbai		182,123.6		29.1		182,152.7	17.9
Northern region		234,476.5		—		234,476.5	23.1
Eastern region		61,553.0		—		61,553.0	6.1
Southern region		256,253.1		256.3		256,509.4	25.3
Foreign branch		8,333.8		—		8,333.8	0.8

Total	Rs.	1,011,045.9	Rs.	4,252.3	Rs.	1,015,298.2	100.0%

	As of March 31, 2010
Region of origination	Gross Loans		Fair Values Of Credit Substitutes		Total Exposure		Total Exposure		%
	(In millions, except percentages)
Mumbai	Rs.	391,032.6	Rs.	2,371.0	Rs.	393,403.6	US $	8,752.1	29.7%
Western region, other than Mumbai		233,323.5		—		233,323.5		5,190.7	17.6
Northern region		293,704.3		—		293,704.3		6,534.0	22.2
Eastern region		79,058.5		—		79,058.5		1,758.8	6.0
Southern region		304,037.8		105.3		304,143.1		6,766.3	23.0
Foreign branch		19,784.3		—		19,784.3		440.1	1.5

Total	Rs.	1,320,941.0	Rs.	2,476.3	Rs.	1,323,417.3	US $	29,442.0	100.0%

The Bank’s exposures to its ten largest borrowers as of March 31, 2010, computed as per RBI guidelines, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures, are as follows:

	March 31, 2009						March 31, 2010
	Funded Exposure		Non-Funded Exposure		Total Exposure		Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	25,271.1	Rs.	—	Rs.	25,271.1	Rs.	41,971.1	Rs.	—	Rs.	41,971.1	US $	933.7
Borrower 2		28,000.0		4,000.0		32,000.0		26,120.0		11,071.1		37,191.1		827.4
Borrower 3		2,829.9		13,649.2		16,479.1		13,503.6		18,938.2		32,441.8		721.7
Borrower 4		13,500.0		—		13,500.0		24,926.2		—		24,926.2		554.5
Borrower 5		5,240.0		3,053.8		8,293.8		13,844.7		8,090.9		21,935.6		488.0
Borrower 6		10,000.0		—		10,000.0		18,857.1		—		18,857.1		419.5
Borrower 7		—		—		—		16,785.1		81.5		16,866.6		375.2
Borrower 8		—		—		—		16,000.0		212.4		16,212.4		360.7
Borrower 9		—		—		—		304.3		14,299.6		14,603.9		324.9
Borrower 10		—		—		—		3,549.0		10,217.6		13,766.6		306.3

Information in respect of earlier years is not provided for the above borrowers if they were then not among the top ten exposures as of March 31, 2009.

Property and equipment	12 Months Ended
Mar. 31, 2010
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Land and premises	Rs.	9,969.3	Rs.	9,764.9	US $	217.2
Software and systems		5,028.3		5,918.8		131.7
Equipment and furniture		20,625.1		25,198.6		560.6

Property and equipment, at cost		35,622.7		40,882.3		909.5
Less: Accumulated depreciation		14,973.3		18,579.5		413.3

Property and equipment, net	Rs.	20,649.4	Rs.	22,302.8	US $	496.2

Depreciation and amortization charged for the years ended March 31, 2008, 2009 and 2010 was Rs. 2,816.0 million, Rs. 3,731.4 million and Rs. 4,133.7 million (US $ 92.0 million), respectively.

Other assets	12 Months Ended
Mar. 31, 2010
Other assets

14. Other assets

Other assets include the following:

	As of March 31,
	2009		2010		2010
	(In millions)
Security deposits for leased property	Rs.	3,878.9	Rs.	4,110.2	US $	91.4
Sundry accounts receivable		7,329.6		8,024.1		178.5
Advance tax (net of provision for taxes)		9,293.6		9,733.9		216.5
Advances		1,116.8		1,288.3		28.7
Prepaid expenses		471.8		1,050.3		23.4
Restricted cash/ securitization margin for credit enhancement and securitized transactions		102.4		103.2		2.3
Derivatives		111,189.0		77,929.2		1,733.7
Other		4,610.2		11,848.9		263.7

Total	Rs.	137,992.3	Rs.	114,088.1	US $	2,538.2

Deposits	12 Months Ended
Mar. 31, 2010
Deposits

15. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest- bearing. Deposits as of March 31, 2009 and 2010 were as follows:

	As of March 31,
	2009		2010		2010
	(In millions)
Interest-bearing:
Savings deposits	Rs.	348,893.6	Rs.	498,656.6	US $	11,093.6
Time deposits		793,388.3		802,389.4		17,850.7

Total interest-bearing deposits		1,142,281.9		1,301,046.0		28,944.3
Non-interest bearing deposits		284,006.7		371,354.3		8,261.5

Total	Rs.	1,426,288.6	Rs.	1,672,400.3	US $	37,205.8

As of March 31, 2009 and March 31, 2010, time deposits of Rs. 700,142.0 million and Rs. 630,337.1 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2009 and March 31, 2010, time deposits in excess of Rs. 0.1 million aggregated Rs. 671,484.4 million and Rs. 678,013.4 million, respectively.

As of March 31, 2010, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2010
	(In millions)
Due to mature in the fiscal year ending March 31:
2011	Rs.	630,337.1	US $	14,023.1
2012		139,539.4		3,104.3
2013		22,951.6		510.6
2014		5,071.7		112.8
2015		2,200.0		48.9
Thereafter		2,289.6		51.0

Total	Rs.	802,389.4	US $	17,850.7

Short-term borrowings	12 Months Ended
Mar. 31, 2010
Short-term borrowings

16. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings. These borrowings are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2009 and March 31, 2010 were comprised of the following:

	As of March 31,
	2009		2010		2010
	(In millions)
Borrowed in the call market	Rs.	5,145.0	Rs.	12,269.1	US $	273.0
Term borrowings from institutions/banks		2,417.4		22,942.7		510.4
Foreign currency borrowings		19,674.5		22,953.2		510.6
Bills rediscounted		—		40,000.0		889.9

Total	Rs.	27,236.9	Rs.	98,165.0	US $	2,183.9

Total borrowings outstanding:
Maximum amount outstanding	Rs.	185,430.3	Rs.	141,802.3	US $	3,154.7

Average amount outstanding	Rs.	84,411.4	Rs.	61,493.4	US $	1,368.0

Weighted average interest rate		6.8%		3.6%		3.6%

Long-term debt	12 Months Ended
Mar. 31, 2010
Long-term debt

17. Long-term debt

Long-term debt as of March 31, 2009 and March 31, 2010 was comprised of the following:

	As of March 31,
	2009		2010		2010
	(In millions)
Subordinated debt	Rs.	64,804.3	Rs.	63,531.0	US $	1,413.4
Others		2,794.5		12,323.4		274.1

Total	Rs.	67,598.8	Rs.	75,854.4	US $	1,687.5

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2010
	(In millions)
Due in the fiscal year ending March 31:
2011	Rs.	3,918.0	US $	87.2
2012		5,050.6		112.4
2013		1,615.4		35.9
2014		—		—
2015		4,140.0		92.1
Thereafter (1)		59,130.4		1,315.5

Total	Rs.	73,854.4	US $	1,643.1

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

The outstanding balance as at March 31, 2009 and March 31, 2010 of Subordinated debt (lower tier II capital) was Rs 34,567.4 million and Rs. 33,932.0 million respectively, upper tier II capital was Rs. 28,237.0 million and Rs. 27,599.0 million respectively and perpetual debt was Rs. 2,000.0 million and Rs. 2,000.0 million respectively.

During the year ended March 31, 2010 the Bank raised subordinated debt qualifying for Tier II capital amounting to Nil (previous year Rs. 28,750 million).

Other long-term debt includes foreign currency borrowings from other Bank’s aggregating to Rs. 7,413.8 million and local currency borrowings aggregating to Rs. 4,909.6 million.

Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2010
Accrued expenses and other liabilities

18. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below.

	As of March 31,
	2009		2010		2010
	(In millions)
Bills payable	Rs.	29,224.1	Rs.	59,257.4	US $	1,318.3
Remittances in transit		33,101.6		37,257.8		828.9
Accrued expenses		9,249.8		12,477.9		277.6
New account deposits		2,555.8		4,736.8		105.4
Accounts payable		28,579.6		43,631.0		970.7
Derivatives		104,676.8		75,326.1		1,675.8
Others		8,954.3		10,995.3		244.7

Total	Rs.	216,342.0	Rs.	243,682.3	US $	5,421.4

Income taxes	12 Months Ended
Mar. 31, 2010
Income taxes

19. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2008		2009		2010		2010
	(In millions)
Current income tax expense	Rs.	8,662.3	Rs.	9,312.1	Rs.	13,656.7	US $	303.8
Deferred income tax (benefit) expense*		(2,354.7)		(1,574.7)		(1,318.3)		(29.3)

Income tax expense**	Rs.	6,307.6	Rs.	7,737.4	Rs.	12,338.4	US $	274.5

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million and Rs. 1,281.3 million for fiscals 2009 and 2010 respectively.
**	Does not reflect the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 1,144.6 millions, Rs. 5,021.8 million and Rs. 2,955.3 million for fiscals 2008, 2009 and 2010 respectively.

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2008		2009		2010		2010
	(In millions)
Net income before taxes	Rs.	19,552.8	Rs.	22,935.1	Rs.	37,226.2	US $	828.2
Effective statutory income tax rate		33.99%		33.99%		33.99%		33.99%
Expected income tax expense		6,646.0		7,795.6		12,653.2		281.4
Adjustments to reconcile expected income tax to actual tax expense:
Permanent differences:
Stock-based compensation (net of forfeitures)		566.7		724.2		1,217.0		27.1
Income exempt from taxes		(1,067.6)		(845.0)		(1,529.4)		(34.0)
Other, net		173.1		62.6		(2.4)		—
Effect of change in statutory tax rate		(10.6)		—		—		—

Income tax expense	Rs.	6,307.6	Rs.	7,737.4	Rs.	12,338.4	US $	274.5

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2009		2010		2010
	(In million)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	5,925.8	Rs.	6,068.8	US $	135.0
Unrealized loss on securities available for sale (net)		—		47.7		1.1
Investments, others		575.1		409.7		9.1
Derivatives		780.3		142.5		3.2
Employee benefits		1,045.0		1,195.1		26.6
Other		896.4		1,768.7		39.3

Deferred tax asset		9,222.6		9,632.5		214.3

Taxable temporary differences:
Property and equipment		1,185.7		1,250.1		27.8
Unrealized gain on securities available for sale (net)		4,377.4		—		—
Loan origination cost		788.7		546.6		12.2
Intangible assets		4,327.3		3,046.0		67.8

Deferred tax liability		10,679.1		4,842.7		107.8

Net deferred tax (asset) liability	Rs.	1,456.5	Rs.	(4,789.8)	US $	(106.5)

Management believes that the realization of the recognized deferred tax assets is more likely than not based on expectations as to future taxable income.

For the years ended March 31, 2008, March 31, 2009 and March 31, 2010 the Bank recorded income tax expense of Rs. 6,307.6 million, Rs. 7,737.4 million and Rs. 12,338.4 million, respectively, resulting in annual effective tax rate of 32.3%, 33.7% and 33.1% respectively.

Effective April 1, 2007, the Bank adopted the provisions of FASB ASC 740 (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes). This Interpretation clarifies the accounting for Income Taxes and prescribes a recognition threshold of more-likely-than-not to be sustained upon examination. Under FASB ASC 740, income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. As a result the Bank did not recognize any increase/decrease in the liability for unrecognized tax benefits related to tax positions taken in prior periods.

The adoption of the above provisions did not have any impact on the retained earnings or provision for taxation as of April 1, 2007. Upon initial adoption, the provisions were applied to all income-tax positions since assessment year 1996-97 pending in appeal/assessment. The Bank’s present evaluation includes assessment years 2008-09 and 2009-10 in respect of which income-tax returns have been filed but remain subject to assessment order from the taxation authorities.

The major income tax jurisdiction for the Bank is India.

The total unrecognized tax benefit as on March 31, 2008, March 31, 2009 and March 31, 2010 is Rs. 78.1 million, Rs 686.0 million and Rs. 691.3 million respectively. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	As of March 31,
	2008		2009		2010		2010
	(In millions)
Opening balance	Rs.	78.1	Rs.	78.1	Rs.	686.0	US $	15.3
Increase/decrease on account of acquisition of CBoP (effective May 23, 2008)		—		614.2		—		—
Increases/decreases related to prior year tax positions		—		(6.3)		5.3		0.1

Closing balance	Rs.	78.1	Rs.	686.0	Rs.	691.3	US $	15.4

The Bank’s total unrecognized tax benefits, if recognized, would reduce the tax provisions by Rs. 691.3 million as of March 31, 2010 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. For the period ended March 31, 2010, no amount was charged as interest and penalty cost to the income statement.

Stock-based compensation	12 Months Ended
Mar. 31, 2010
Stock-based compensation

20. Stock-based compensation

The stock-based compensation plans of the Bank are as follows:

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C” and in June 2007 Plan “D” of the Employees’ Stock Option Scheme (the “Plan”). Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share. The Bank reserved 10 million equity shares, with an aggregate nominal value of Rs. 100 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 15.0 million equity shares, with an aggregate nominal value of Rs. 150.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).

Plan B, Plan C and Plan D provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C and Plan D the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the Compensation Committee. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On September 2, 2009 and March 2, 2010 the Compensation Committee of the Bank approved the grant of a total of 5,414,750 options (Scheme XIV) and a total of 1,853,000 options (Scheme XV) respectively to the employees of the Bank.

Modification of employee stock option schemes

Effective April 1, 2007 the Indian government enacted a Fringe Benefit Tax (“FBT”) on equity compensation. On August 19, 2009, the Indian government abolished the FBT effective April 1, 2009. The FBT was calculated based on the difference between the fair market value as of the vesting date and the exercise price of the equity compensation awards granted to employees. The Bank recovered FBT from its employees, and such recovery was treated as an additional exercise price and was recorded as additional paid-in capital in the consolidated balance sheet. Because the abolition of the FBT resulted in a change in the exercise price of equity-compensation awards granted to its employees, the abolition has therefore been considered as a modification in the terms of grant of ESOPs. Accordingly, all outstanding ESOPs have been fair valued as of August 19, 2009 to determine additional compensation cost, if any. The additional cost charged as on March 31, 2010 on account of this modification aggregated to Rs. 1,206.6 million.

On acquisition of CBoP

On acquisition of CBoP, effective May 23, 2008, all options granted to the employees of CBoP and outstanding as on the effective date were converted in the swap ratio of 1 option of HDFC Bank for every 29 options of CBoP. Correspondingly the exercise price of the converted options was determined based on the exercise price originally stipulated by CBoP multiplied by 29. The said options were granted under the following schemes.

1) Key ESOP-2004

2) General ESOP-2004

3) General ESOP-2007

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2008	2009	2010
Dividend yield	0.6%	0.75%	0.59%-0.69%
Expected volatility	25.20%	39.71%	44.68%-49.86%
Risk-free interest rate	7.7%-7.9%	9.2%-9.3%	7.32%-7.71%
Expected lives	1-4 yrs	1-4 years	1-4 years

a) Employees stock option schemes (Plan A, Plan B, Plan C and Plan D)

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2008	2009	2010
Options available to be granted, beginning of year	2,909,800	10,615,800	10,051,700
Equity shares allocated for grant under the plan	15,000,000	—	—
Options granted	(8,305,500)	(1,253,000)	(7,268,250)
Forfeited/lapsed	1,011,500	688,900	163,050

Options available to be granted, end of year	10,615,800	10,051,700	2,946,500

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2008			2009			2010
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	11,321,600	Rs.	803.10	16,937,800	Rs.	1,013.60	16,633,800	Rs.	1,041.46
Granted	8,305,500		1,217.90	1,253,000		1,282.81	7,268,250		1,512.07
Exercised	(1,677,800)		631.81	(868,100)		701.06	(4,776,700)		928.39
Forfeited	(1,011,500)		967.60	(556,500)		1,058.47	(158,050)		1,367.68
Lapsed	—		—	(132,400)		823.03	(5,000)		358.60

Options outstanding, end of year	16,937,800	Rs.	1,013.60	16,633,800	Rs.	1,041.46	18,962,300	Rs.	1,199.17

Options exercisable, end of year	3,288,900	Rs.	740.34	9,469,000	Rs.	958.18	11,174,800	Rs.	1,002.98

Weighted average fair value of options granted during the year		Rs.	206.82		Rs.	305.97		Rs.	586.21

The following summarizes information about stock options outstanding as of March 31, 2010:

		As of March 31, 2010
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Plan A	Rs. 366.30 (or US $ 8.1)	33,600	1.59	366.30
Plan B	Rs.358.6 to Rs.1,098.7 (or US $8.1 to US $24.4)	2,474,700	2.79	977.12
Plan C	Rs.630.6 to Rs.1,098.7 (US $ 14.0 to US $ 24.4)	3,757,600	2.58	896.46
Plan D	Rs.1098.7 to Rs. 1,704.8 (US $ 24.4 to US $ 37.9)	12,696,400	3.89	1,334.24

The intrinsic value of options exercised during the year ended March 31, 2008, 2009 and 2010 was Rs. 6.9 million, Rs. 2.0 million and Rs. 14.2 million respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2010 was Rs. 102.7 million (previous year Rs. 44.4 million) and Rs. 29.3 million (previous year Rs. 27.1 million) respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 1,667.4 million, Rs. 1,624.9 million and Rs. 3,251.3 million during the years ended March 31, 2008, March 31, 2009 and March 31, 2010 respectively. The total compensation cost recognized as on March 31, 2010 included Rs. 976.8 million on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As at March 31, 2010, the total estimated compensation cost to be recognized in future periods was Rs. 2,139.9 million. This is expected to be recognized over a weighted average period of 0.61 years.

b) Employees Stock Option Schemes issued on acquisition of CBoP (Key ESOP-2004, General ESOP-2004 and General ESOP-2007)

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	From effective date of acquisition to March 31, 2009			For the year ended March 31, 2010
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	3,548,217 *	Rs.	1,144.4	2,960,227	Rs.	1,163.4
Exercised	(199,133)		770.3	(1,382,243)		813.9
Forfeited	(251,953)		1,183.7	(34,204)		1,083.9
Lapsed	(136,904)		1,204.8	—		—

Options outstanding, end of period	2,960,227	Rs.	1,163.4	1,543,780	Rs.	1,006.1

Options exercisable, end of period	1,806,016	Rs.	1,083.7	1,543,780	Rs.	1,006.1

Weighted average fair value of options granted during the period		Rs.	—		Rs.	—

Note: *Being number of options exchanged on acquisition of CBoP

The following summarizes information about stock options outstanding as of March 31, 2010

		As of March 31, 2010
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Key ESOP-2004	Rs. 116.0 (or US $2.6)	64,816	3.04	Rs.	116.0
General ESOP -2004	Rs. 442.3 to Rs. 859.9 (or US $9.8 to US $19.1)	392,643	3.59	Rs.	643.8
General ESOP -2007	Rs. 1,162.9 to Rs. 1,258.6 (or US $25.9 to US $28.0)	1,086,321	3.97	Rs.	1,190.2

The intrinsic value of options exercised from the effective date of the acquisition to March 31, 2009 was Rs. 121.7 million and during the year ended March 31, 2010 was Rs. 784.5 million. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2010 was Rs. 579.49 million (previous period Rs. 686.64 million) and Rs. 579.49 million (previous period Rs. 548.67 million) respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 346.6 million and Rs. 329.3 million during the period ended March 31, 2009 and March 31, 2010 respectively. The total compensation cost recognized as on March 31, 2010 included Rs. 229.8 million on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As at March 31, 2010, the total estimated compensation cost to be recognized in future periods was Nil.

Retirement benefits	12 Months Ended
Mar. 31, 2010
Retirement benefits

21. Retirement benefits

Gratuity

In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by Insurance companies for amounts notified by said insurance companies and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 every year.

The following table sets out the funded status of the Gratuity Plan and the amounts recognized in the Bank’s financial statements as of March 31, 2009 and March 31, 2010:

	As of March 31,
	2009		2010		2010
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	381.0	Rs.	725.6	US $	16.1
PBO-Addition on account of acquisition of CBoP		214.8		—		—
Service cost		164.3		209.9		4.7
Interest cost		46.0		58.9		1.3
Actuarial(gain)/ loss		(39.7)		46.7		1.0
Benefits paid		(40.8)		(49.1)		(1.1)

Projected benefit obligation, end of the period		725.6		992.0		22.0

Change in plan assets:
Fair value of plan assets, beginning of the period		223.7		453.7		10.1
Fair value of plan assets - Addition on account of acquisition of CBoP		97.1		—		—
Expected return on plan assets		30.9		38.9		0.9
Actuarial gains(losses)		(18.1)		74.0		1.6

Actual return on plan assets		12.8		112.9		2.5
Employer contributions		160.9		—		—
Benefits paid		(40.8)		(49.2)		(1.1)

Fair value of plan assets, end of the period		453.7		517.4		11.5

Funded Status	Rs.	(271.9)	Rs.	(474.6)	US $	(10.5)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs. 166.9 million. The Bank which, normally paid its contribution at the end of the fiscal year, has for better administrative convenience decided since fiscal year ended March 31, 2010 to pay its contribution after the end of the fiscal year and on receipt of the actuarial report. Accordingly, Nil contribution is made during fiscal year ended March 31, 2010 as against the earlier declared expected contribution of Rs. 158.6 million. Contributions made in the first quarter of fiscal 2010-2011 were Rs. 199.5 million. The accumulated benefit obligation as of March 31, 2009 and March 31,2010 was Rs. 399.2 million and Rs. 540.8 million respectively. The vested accumulated benefit obligation as on March 31, 2009 and March 31, 2010 was Rs.268.3 million and Rs. 418.6 million respectively.

Net gratuity cost for the years ended March 31, 2008, 2009 and 2010 was comprised of the following components:

	Fiscal years ended March 31,
	2008		2009		2010		2010
	(In millions)
Service cost	Rs.	46.6	Rs.	164.3	Rs.	209.9	US $	4.7
Interest cost		22.0		46.0		58.9		1.3
Expected return on plan assets		(15.6)		(31.0)		(38.8)		(0.9)
Actuarial (gain) loss		107.6		(21.6)		(27.3)		(0.6)

Net gratuity cost	Rs.	160.6	Rs.	157.7	Rs.	202.7	US $	4.5

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2008	2009	2010
	(% per annum)
Discount rate*	8.2	8.0	8.4
Rate of increase in compensation levels of covered employees	10.0	7.5	8.5
Rate of return on plan assets	8.2	8.0	8.0

*	weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2011	Rs.	27.3
2012		25.0
2013		36.1
2014		38.3
2015		43.8
2016-2020		295.9

The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2010.

At March 31, 2009 and March 31, 2010, the fair value of plan assets as a percentage of the total was invested in the following:

The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies and in respect of certain employees the funds are invested by the trust set up for the said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As at March 31, 2010 the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2010
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	56%	2.9%	36.1%
Debenture and bonds	36%	44.0%	63.9%
Equity securities	6%	43.8%	—
Other	2%	9.3%	—
Total	100%	100%	100%

*Note: The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2010 are provided separately

Pension

In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010:

	As of March 31,
	2009		2010		2010
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	—	Rs.	346.0	US $	7.7
PBO-Addition on account of acquisition of CBoP		392.9		—		—
Service cost		14.4		12.1		0.3
Interest cost		29.6		27.3		0.6
Actuarial (gain)/loss		(44.6)		64.4		1.4
Benefits paid		(46.3)		(42.8)		(1.0)

Projected benefit obligation, end of the period		346.0		407.0		9.0

Change in plan assets:
Fair value of plan assets, beginning of the period		—		369.0		8.2
Fair value of plan assets - Addition on account of acquisition of CBoP		139.6		—		—
Expected return on plan assets		20.3		30.3		0.7
Actuarial gains(losses)		(33.2)		26.6		0.6

Actual return on plan assets		12.9		56.9		1.3
Employer contributions		288.6		4.6		0.1
Benefits paid		(46.3)		(42.7)		(0.9)

Fair value of plan assets, end of the period		369.0		387.8		8.7

Funded Status	Rs.	23.0	Rs.	(19.2)	US $	(0.3)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs. 5.4 million. The accumulated benefit obligation as of March 31, 2009 and March 31, 2010 was Rs. 203.2 million and Rs. 248.5 million respectively. The vested accumulated benefit obligation as of March 31, 2009 and March 31, 2010 was Rs. 202.2 million and Rs. 192.8 million respectively.

Net pension cost for the year ended March 31, 2009 and March 31, 2010 was comprised of the following components:

	As of March 31,
	2009		2010		2010
	(In millions)
Service cost	Rs.	14.3	Rs.	12.1	US $	0.3
Interest cost		29.6		27.3		0.6
Expected return on plan assets		(20.3)		(30.3)		(0.7)
Actuarial (gain) loss		(11.3)		37.8		0.8

Net pension cost	Rs.	12.3	Rs.	46.9	US $	1.0

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2009	2010
	(% per annum)
Discount rate*	8.0	8.4
Rate of increase in compensation levels of covered employees	7.5	8.5
Rate of return on plan assets	8.0	8.0

*	weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2011	Rs.	34.2
2012		23.7
2013		41.5
2014		37.9
2015		13.9
2016-2020		162.3

The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2010.

The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities, oil bonds and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2010 is as follows:

Asset category	Pension Benefits
Government securities	51.6%
Debenture and bonds	45.1%
Other	3.3%

Total	100%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see Note 31 – Fair value measurements.

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total at March 31, 2010 are summarized in the table below.

	As of March 31, 2010
	Level 1		Level 2		Level 3
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	170.1
Funds managed by insurance company (2)		—		268.4		—
Funds managed by trust
- Government securities		—		208.4		—
- Debenture and bonds		—		211.5		—
- Others		46.8		—		—

Total	Rs.	46.8	Rs.	688.3	Rs.	170.1

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2010.

Particular	Funds managed by insurance companies		Total		Total
Balance as on April 1, 2009	Rs.	190.4	Rs.	190.4	US $	4.2
Actual return on plan assets held at reporting date		16.4		16.4		0.4
Purchases, sales and settlements		(36.7)		(36.7)		(0.8)
Transfers into/(out of) Level 3		—		—		—

Balance as on March 31, 2010	Rs.	170.1	Rs.	170.1	US $	3.8

Superannuation

Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the Life Insurance Corporation of India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 128.8 million, Rs. 181.6 million and Rs. 229.7 million to the superannuation plan for the years ended March 31, 2008, 2009 and 2010, respectively.

Provident fund

In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 6,500, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 439.3 million, Rs. 815.7 million, Rs. 810.8 million to the provident fund for the years ended March 31, 2008, 2009 and 2010, respectively.

Compensated absences

The Bank provides for unutilized leave balances standing to the credit of each employee at each balance sheet date on an actual basis.

Financial instruments	12 Months Ended
Mar. 31, 2010
Financial instruments

22. Financial instruments

Foreign exchange and derivative contracts

The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks.

Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees. A forward rate agreement is a financial contract between two parties to exchange interest payments for a ‘notional principal’ amount on settlement date, for a specified period from start date to maturity date. Forward rate agreements are agreements that give the buyer the ability to determine the underlying rate of interest for a specified period, commencing on a specified future date (the settlement date).

The market and credit risk associated with these products, as well as the operating risks, are similar to those relating to other types of financial instruments. Market risk is the exposure created by movements in interest rates and exchange rates, during the tenure of the transaction. The extent of market risk affecting such transactions depends on the type and nature of the transaction, the value of the transaction and the extent to which the transaction is uncovered. Credit risk is the exposure to loss in the event of default by counter-parties. The extent of loss on account of a counter-party default will depend on the replacement value of the contract at the ongoing market rates.

The Bank uses its pricing models to determine fair values of its derivative financial instruments. These models use market inputs that are observable directly or indirectly.

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and derivative contracts as of March 31, 2009 and March 31, 2010, together with the fair values on each reporting date.

	As of March 31, 2009
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	1,372,747.6	Rs.	23,201.6	Rs.	25,470.5	Rs.	(2,268.9)
Forward rate agreements		4,057.6		27.2		26.9		0.3
Currency options		135,898.8		11,441.5		5,471.5		5,970.0
Currency swaps		20,648.1		11,892.4		10,952.4		940.0
Forward exchange contracts		2,338,927.6		64,626.3		62,755.5		1,870.8

Total	Rs.	3,872,279.7	Rs.	111,189.0	Rs.	104,676.8	Rs.	6,512.2

	As of March 31, 2010
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,020,529.7	Rs.	14,250.4	Rs.	15,811.2	Rs.	(1,560.8)	US $	44,950.6	US $	(34.7)
Forward rate agreements		1,796.0		15.0		14.9		0.1		39.9		—
Currency options		372,863.7		11,833.8		12,426.1		(592.3)		8,295.1		(13.2)
Currency swaps		26,820.8		1,625.0		449.2		1,175.8		596.7		26.2
Forward exchange contracts		2,281,083.5		50,205.0		46,624.7		3,580.3		50,747.1		79.6

Total	Rs.	4,703,093.7	Rs.	77,929.2	Rs.	75,326.1	Rs.	2,603.1	US $	104,629.4	US $	57.9

The Bank has not designated the above contracts as accounting hedges and accordingly the contracts are recorded at fair value on the balance sheet with changes in fair value recorded in earnings. The gross assets and the gross liabilities are recorded in ‘other assets’ and ‘accrued expenses and other liabilities’ respectively.

The following table summarizes certain information related to Derivative amounts recognized in income.

	Non-interest revenue, net - Derivatives
	(In millions)
Interest rate derivatives	Rs.	(93.6)	US $	(2.1)
Forward rate agreements		(0.1)		—
Currency options		(6,057.5)		(134.8)
Currency swaps		419.2		9.3
Forward contracts		8,643.0		192.4
Total		2,911.0		64.8

Guarantees

As a part of its commercial banking activities, the Bank has issued guarantees and documentary credits, such as letters of credit, to enhance the credit standing of its customers. These generally represent irrevocable assurances that the Bank will make payments in the event that the customer fails to fulfill his financial or performance obligations. Financial guarantees are obligations to pay a third party beneficiary where a customer fails to make payment towards a specified financial obligation. Performance guarantees are obligations to pay a third party beneficiary where a customer fails to perform a non-financial contractual obligation.

The credit risk associated with these products, as well as the operating risks, is similar to those relating to other types of financial instruments.

In terms of FASB ASC 460.10 (formerly FIN No. 45 “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others”) the Bank has recognized a liability of Rs. 615.6 million as of March 31, 2010 in respect of guarantees issued or modified after December 31, 2002. Based on historical trends, in terms of FASB ASC 450 (formerly SFAS No. 5 “Accounting For Contingencies”) the Bank has recognized a liability of Rs. 330.0 million as of March 31, 2010.

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2009		2010		2010
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	52,526.1	Rs.	58,053.1	US $	1,291.5
Performance guarantees		30,426.7		40,808.9		907.9
Documentary credits		93,873.8		128,152.6		2,851.0

Total	Rs.	176,826.6	Rs.	227,014.6	US $	5,050.4

Estimated fair values:
Guarantees	Rs.	(593.7)	Rs.	(615.6)	US $	(13.7)
Documentary credits		(132.6)		(166.7)		(3.7)

Total	Rs.	(726.3)	Rs.	(782.3)	US $	(17.4)

As part of its risk management activities, the Bank continuously monitors the credit-worthiness of customers as well as guarantee exposures. If a customer fails to perform a specified obligation, a beneficiary may draw upon the guarantee by presenting documents in compliance with the guarantee. In that event, the Bank makes payment on account of the defaulting customer to the beneficiary up to the full notional amount of the guarantee. The customer is obligated to reimburse the Bank for any such payment. If the customer fails to pay, the Bank liquidates any collateral held and sets off accounts; if insufficient collateral is held, the Bank recognizes a loss.

Loan sanction letters

The Bank issues sanction letters indicating its intent to provide new loans to certain customers. The aggregate of loans contemplated in these letters that had not yet been made was Rs. 311,204.1 million as of March 31, 2010. If the Bank were to make such loans, the interest rates would be dependent on the lending rates in effect when the loans were disbursed. The Bank has no commitment to lend under these letters. Among other things, the making of a loan is subject to a review of the creditworthiness of the customer at the time the customer seeks to borrow, at which time the Bank has the unilateral right to decline to make the loan.

Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2010
Estimated fair value of financial instruments

23. Estimated fair value of financial instruments

The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2009 and March 31, 2010. The estimated fair value amounts as of March 31, 2009 and March 31, 2010 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

Financial instruments valued at carrying value:

The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks, interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, short-term borrowings, acceptances, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.

Trading securities:

Trading securities are carried at fair value based on quoted market prices. If quoted market prices did not exist, fair values were estimated using market yield on balance period to maturity on similar instruments and similar credit risk. For more information on the fair value of these securities, refer to Note 5.

Available for sale securities:

Available for sale investments principally comprise debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using a market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset backed and mortgage backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. For more information on the fair value of these securities, refer to Note 6.

Loans:

The fair values of consumer installment loans and other consumer loans that do not reprice frequently were estimated using discounted cash flow models. The discount rates were based on current market pricing for loans with similar characteristics and risk factors. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.

The fair values of commercial loans that do not reprice or mature within relatively short time frames were estimated using discounted cash flow models. The discount rates were based on current market interest rates for loans with similar remaining maturities and credit ratings. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values.

For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.

Deposits:

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

Long-term debt:

The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Term placements:

The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors.

A comparison of the fair values and carrying values of financial instruments other than derivatives (see Note 22) is set out below:

	As of March 31,
	2009				2010
	Carrying Value		Estimated Fair Value		Carrying Value		Carrying Value		Estimated Fair Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	171,224.4	Rs.	171,224.4	Rs.	297,558.5	US $	6,619.8	Rs.	297,558.5	US $	6,619.8
Term placements		34,473.2		34,047.0		58,166.3		1,294.0		58,126.8		1,293.1
Investments held for trading		35,386.2		35,386.2		28,158.8		626.4		28,158.8		626.4
Investments available for sale		508,106.3		508,106.3		481,398.8		10,709.7		481,398.8		10,709.7
Securities purchased under agreements to resell		25,497.2		25,497.2		20,000.0		444.9		20,000.0		444.9
Loans		986,495.0		1,004,032.6		1,297,180.4		28,858.3		1,310,088.0		29,145.4
Accrued interest receivable		13,251.9		13,251.9		13,767.3		306.3		13,767.3		306.3
Financial Liabilities:
Interest-bearing deposits		1,142,281.9		1,158,620.9		1,301,046.0		28,944.3		1,305,346.0		29,039.9
Non-interest-bearing deposits		284,006.7		284,006.7		371,354.3		8,261.5		371,354.3		8,261.5
Securities sold under repurchase agreements		—		—		—		—		—		—
Short-term borrowings		27,237.0		27,237.0		98,165.0		2,183.9		98,165.0		2,183.9
Accrued interest payable		33,225.3		33,225.3		19,964.2		444.1		19,964.2		444.1
Long-term debt		67,598.8		69,755.1		75,854.4		1,687.5		78,134.1		1,738.2

Segment information	12 Months Ended
Mar. 31, 2010
Segment information

24. Segment information

The Bank operates in three reportable segments: wholesale banking, retail banking and treasury services. The revenue and related expense recognition policies are set out in Note 1. Substantially all operations and assets are based in India.

The retail banking segment serves retail customers through a branch network and other delivery channels. This segment raises deposits from customers and makes loans, provides credit cards and debit cards, distributes third-party financial products such as mutual funds and insurance, and provides advisory services to such customers. Revenues of the retail banking segment are derived from interest earned on retail loans, fees for banking and advisory services, profit from foreign exchange and derivative transactions and interest earned for surplus funds. Expenses of this segment are primarily comprised of interest expense on deposits, infrastructure and premises expenses for operating the branch network and other delivery channels, personnel costs, other direct overheads and allocated expenses. The Bank’s retail banking loan products include loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes. Such grouping ensures optimum utilization and deployment of specialized resources in the retail banking business.

The wholesale banking segment provides loans and transaction services to corporate customers. Loans to small and medium enterprises for commercial vehicles, construction equipment and other business purposes are included in retail banking segment as discussed above. Revenues of the wholesale banking segment consist of interest earned on loans made to corporate customers, investment income from credit substitutes, interest earned on the cash float arising from transaction services, fees from such transaction services and profits from foreign exchange and derivative transactions with wholesale banking customers. The principal expenses of the segment consist of interest expense on funds borrowed from other segments, premises expenses, personnel costs, other direct overheads and allocated expenses.

The treasury services segment undertakes trading operations on the proprietary account, foreign exchange operations and derivatives trading both on the proprietary account and customer flows. Revenues of the treasury services segment primarily consist of fees and gains and losses from trading operations. Revenues from foreign exchange and derivative operations and customer flows are classified under the retail or wholesale segments depending on the profile of the customer.

Segment income and expenses include certain allocations.

Directly identifiable overheads are attributed to a segment at actual amounts incurred. Indirect shared costs, principally corporate office expenses, are generally allocated equally to each segment.

Summarized segment information for the years ended March 31, 2008, 2009 and 2010:

	Fiscal years ended March 31,
	2008								2009
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest revenue	Rs.	38,103.1	Rs.	14,008.8	Rs.	2,723.8	Rs.	54,835.7	Rs.	59,013.9	Rs.	10,893.7	Rs.	2,974.3	Rs.	72,881.9
Less: Provision for credit losses		13,606.5		(238.8)		—		13,367.7		18,277.5		2,117.4		—		20,394.9

Net interest revenue, after allowance for credit losses		24,496.6		14,247.6		2,723.8		41,468.0		40,736.4		8,776.3		2,974.3		52,487.0
Non-interest revenue		17,846.2		3,792.8		(1,292.4)		20,346.6		26,353.4		6,375.6		874.0		33,603.0
Non-interest expense		(34,862.4)		(6,969.3)		(430.1)		(42,261.8)		(54,559.5)		(7,887.5)		(707.9)		(63,154.9)
Income before income tax	Rs.	7,480.4	Rs.	11,071.1	Rs.	1,001.3	Rs.	19,552.8	Rs.	12,530.3	Rs.	7,264.4	Rs.	3,140.4	Rs.	22,935.1

Segment assets:
Segment average total assets	Rs.	507,899.8	Rs.	681,767.2	Rs.	62,429.3	Rs.	1,252,096.3	Rs.	850,977.7	Rs.	911,206.8	Rs.	89,695.1	Rs.	1,851,879.6

	Fiscal years ended March 31,
	2010
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest revenue	Rs.	70,854.6	Rs.	10,167.6	Rs.	(90.9)	Rs.	80,931.3	US $	1,800.7
Less: Provision for credit losses		16,586.3		1,607.6		—		18,193.9		404.8

Net interest revenue, after allowance for credit losses		54,268.3		8,560.0		(90.9)		62,737.4		1,395.9
Non- interest revenue		30,417.4		5,565.6		6,916.7		42,899.7		954.4
Non- interest expense		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)		(1,522.1)
Income before income tax	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2	US $	828.2

Segment assets:
Segment average total assets	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8	US $	44,786.0

The total amount of goodwill that arose from the acquisition of CBoP in the fiscal period ended March 31, 2009 was Rs. 74,937.9 million and no tax deduction is available on the said amount. The entire amount of goodwill was allocated to the retail segment.

Commitments and contingencies	12 Months Ended
Mar. 31, 2010
Commitments and contingencies

25. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see Note 22) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2009 and March 31, 2010 aggregated Rs. 1,494.6 million and Rs. 1,628.1 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. Some of the provisions of indirect tax laws that have been recently promulgated remain open to interpretations. The Bank estimates the provision for these indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank which are not acknowledged as debts as of March 31, 2010 aggregated to Rs. 179.6 million (previous year Rs. 1,034.7 million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Related party transactions	12 Months Ended
Mar. 31, 2010
Related party transactions

26. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, and its associates. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2009						2010
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	7,058.3	Rs.	1,127.4	Rs.	8,185.7	Rs.	9,287.9	Rs.	1,729.9	Rs.	11,017.8	US $	245.1
Balances in interest- bearing deposits		49.0		319.4		368.4		15,000.0		691.5		15,691.5		349.1
Accounts payable		—		69.3		69.3		1.5		—		1.5		—

Total	Rs.	7,107.3	Rs.	1,516.1	Rs.	8,623.4	Rs.	24,289.4	Rs.	2,421.4	Rs.	26,710.8	US $	594.2

Balances receivable from related parties are as follows:

	As of March 31,
	2009						2010
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	43.8	Rs.	43.8	US $	1.0
Other assets		37.4		739.3		776.8		130.8		1,018.9		1,149.7		25.6

Total	Rs.	37.4	Rs.	739.3	Rs.	776.8	Rs.	130.8	Rs	1,062.7	Rs.	1,193.5	US $	26.6

Purchase of fixed assets from related parties for the years ended March 31, 2009 and 2010 were Rs. 158.9 million and Rs. 20.0 million, respectively.

Included in the determination of net income are the following significant transactions with related parties:

	As of March 31,
	2008						2009						2010
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Fees and commissions	Rs.	520.1	Rs.	2,441.2	Rs.	2,961.3	Rs.	557.6	Rs.	5,000.6	Rs.	5,558.2	Rs.	769.0	Rs	5,338.8	Rs.	6,107.8	US $	135.9
Interest and Dividend revenue		—		14.1		14.1		—		22.1		22.1		—		25.8		25.8		0.6
Premises and equipment		(10.6)		(8.7)		(19.3)		(6.9)		(7.6)		(14.5)		(8.5)		(13.7)		(22.2)		(0.5)

Net expense incurred to related parties for service provided	Rs.	509.5	Rs.	2,446.6	Rs.	2,956.1	Rs.	550.7	Rs.	5,015.1	Rs.	5,565.8	Rs.	760.5	Rs.	5,350.9	Rs.	6,111.4	US $	136.0

Other transactions with principal owners are as follows:

During the years ended March 31, 2009 and March 31, 2010, the Bank purchased “AAA” rated home loans aggregating Rs. 42,421.1 million and Rs. 48,702.9 million respectively. During the years ended March 31, 2009 and March 31, 2010 the Bank assigned to HDFC Limited loans aggregating Rs. 19,615.4 million and Nil respectively comprised of Home Loans, Loans against Rent Receivables, Loans against Property and Auto/Commercial Vehicle Loans. Dividend paid to HDFC Limited for the years ended March 31, 2009 and 2010 were Rs. 445.8 million and Rs. 524.4 million respectively. The Bank also enters into foreign exchange and derivative transactions with HDFC Ltd. The notional principal amount and the mark to market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2010 was Rs. 9,701.2 million (previous year Rs. 46,329.7 million) and Rs. 18.9 million (previous year Rs. 2,534.4 million) respectively.

On June 2, 2008 HDFC Limited subscribed to the preferential offer of 2,62,00,220 warrants convertible into 2,62,00,220 equity shares of HDFC Bank Limited at a price of Rs. 1530.13 per equity share. The allotment was in terms of the SEBI guidelines. During the year, HDFC Limited exercised its right to convert the above warrants into equity shares and the Bank received an amount of Rs. 36,080.6 million from HDFC Limited.

Regulatory capital and capital adequacy	12 Months Ended
Mar. 31, 2010
Regulatory capital and capital adequacy

27. Regulatory capital and capital adequacy

The Bank is a banking company within the meaning of the Indian Banking Regulation Act, 1949, registered with and subject to supervision by the RBI. Failure to meet minimum capital requirements could lead to regulatory actions by the RBI that, if undertaken, could have a material effect on the Bank and its financial position. As per RBI’s prudential norms on Capital adequacy under the Basel 1 framework (Basel 1), the Bank is required to maintain a Capital to Risk – weighted Asset Ratio of a minimum 9%, for both credit risk and market risk. RBI has also issued its prudential guidelines on ‘Capital Adequacy and Market Discipline – Implementation of the New Capital Adequacy Framework’ (Basel II). The Bank has migrated to the new framework effective March 31, 2009. Under Basel II guidelines, the Bank is required to maintain a minimum Capital to Risk-weighted Asset Ratio of 9% on an ongoing basis for credit risk, market risk and operational risk, with a minimum Tier 1 capital ratio of 6%. Further, the minimum capital maintained by the Bank as on March 31, 2010 is subject to a prudential floor, which is the higher of the following amounts:

a) Minimum capital required as per the new framework (Basel II)

b) 90% of the minimum capital required to be maintained as per the Basel I framework.

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2009		2010		2010		2009		2010		2010
	(In millions)						(In millions)
Tier 1 capital	Rs.	136,902.8	Rs.	205,488.5	US $	4,571.5	Rs.	136,902.8	Rs.	205,488.5	US $	4,571.5
Tier 2 capital		66,049.2		64,919.4		1,444.3		66,049.2		64,919.4		1,444.3

Total capital	Rs.	202,952.0	Rs.	270,407.9	US $	6,015.8	Rs.	202,952.0	Rs.	270,407.9	US $	6,015.8

Total risk weighted assets and contingents	Rs.	1,345,307.5	Rs.	1,643,327.7	US $	36,559.0	Rs.	1,293,826.8	Rs.	1,549,830.1	US $	34,479.0

Capital ratios of the Bank:
Tier 1		10.18%		12.50%		12.50%		10.58%		13.26%		13.26%
Total capital		15.09%		16.45%		16.45%		15.69%		17.44%		17.44%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%		4.50%		6.00%		6.00%		6.00%
Total capital		9.00%		9.00%		9.00%		9.00%		9.00%		9.00%

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2010 cannot exceed 35% of net income of Rs. 29,487.0 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2008, 2009 and 2010 were Rs. 8.50, Rs. 10.00 and Rs. 12.00 per equity share, respectively.

Earnings per equity share	12 Months Ended
Mar. 31, 2010
Earnings per equity share

28. Earnings per equity share

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of warrants with average outstanding balances of 26.2 million and 17.4 million were excluded from the calculation of diluted earnings per share for the periods ended March 31, 2009 and March 31, 2010 respectively as these were anti-dilutive for the period. These warrants were exercised during the year and were not outstanding at the period end. Potential equity shares in the nature of ESOPs with average outstanding balance of 10.7 million and 4.5 million were excluded from the calculation of diluted earnings per share for the periods ended March 31, 2009 and March 31, 2010 respectively as these were anti-dilutive for the periods.

	As of March 31,
	2008	2009	2010
Weighted average number of equity shares used in computing basic earnings per equity share	344,020,927	414,974,558	436,439,573
Effect of potential equity shares for stock options outstanding	4,402,894	2,117,875	5,409,105

Weighted average number of equity shares used in computing diluted earnings per equity share	348,423,821	417,092,433	441,848,678

For the purpose of determining the weighted average number of equity shares outstanding, the Bank treats cash received from optionees who exercise their option as issued equity shares even if the administrative formalities to allocate equity shares have not been completed.

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS:

	Fiscal years ended March 31,
	2008		2009		2010		2010
Basic earnings per share	Rs.	38.24	Rs.	36.40	Rs.	56.30	US $	1.25
Effect of potential equity shares for stock options outstanding		0.49		0.19		0.69		0.01

Diluted earnings per share	Rs.	37.75	Rs.	36.21	Rs.	55.61	US $	1.24

Basic earnings per ADS	Rs.	114.72	Rs.	109.20	Rs.	168.90	US $	3.76
Effect of potential equity shares for stock options outstanding		1.47		0.57		2.07		0.05

Diluted earnings per ADS	Rs.	113.25	Rs.	108.63	Rs.	166.83	US $	3.71

Subsidiaries	12 Months Ended
Mar. 31, 2010
Subsidiaries

29. Subsidiaries

HDB Financial Services Limited (HDBFSL) is a non-banking financial company and a subsidiary of the Bank. As at March 31, 2010, the stake-holding of the Bank in HDBFSL was 95.43%. The financial statements of HDBFSL are consolidated.

HDFC Securities Ltd. (HSL) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As at March 31, 2010 the Bank holds a 64.53% effective equity interest. The financial statements of HSL are consolidated.

Atlas Documentary Facilitators Company Private Ltd (“ADFC”) specializes in back-office processing. The Bank regularly transacts business with ADFC. As on March 31, 2010, HDFC Bank Ltd. and its subsidiaries hold 46.54% of the equity interests of ADFC. Members of the Bank’s management team as well as other employees also hold a stake in the equity share capital. The financial statements of ADFC are consolidated.

HBL Global Private Ltd (“HBL”) is a subsidiary of ADFC which holds 98.0% of its equity. HBL provides direct sales support for certain products of the Bank. The financial statements of HBL are consolidated.

Investments in Affiliates	12 Months Ended
Mar. 31, 2010
Investments in Affiliates

30. Investments in Affiliates

The Bank frequently partners with other HDFC group companies when making investments. The Bank currently has two strategic investments in which HDFC group companies are co-investors. Without the prior approval of the RBI, the Bank cannot hold more than a 30% equity stake in another company. The following is a list of investments in affiliates:

Company	Type of Business	HDFC Bank Ltd. and Subsidiaries Investment		HDFC Bank Ltd. and Subsidiaries Ownership	Total HDFC Group Ownership
		(in millions)
Computer Age Management Services Private Limited (“CAMS”)	Unit capital accounting and transfer agency services	Rs.	11.1	16.1%	31.2%
Softcell Technologies Limited (“Softcell”)	Business-to-business software services	Rs.	30.3	14.0%	26.0%
International Asset Reconstruction Company Private Limited	Business of securitization and asset reconstruction	Rs.	311.7	29.4%	29.4%
Centillion Solutions and Services Private Limited	Business of back office support services	Rs.	1.5	29.9%	29.9%

* Note: During the fiscal 2010, we sold our entire stake held in SolutionNet and it ceased to be our affiliate.

The holdings in the above listed companies are accounted for under the equity method of accounting. The increase in the carrying value in these companies was Rs. 60.6 million in fiscal 2010 (previous year Rs. 52.4 million). This is accounted under non-interest revenue –other, net.

Fair value measurement	12 Months Ended
Mar. 31, 2010
Fair value measurement

31. Fair value measurement

FASB Accounting Standards Codification “ASC” 820 (Topic 820) Fair Value Measures and Disclosures (formerly “SFAS No. 157”), defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level of input	Definition
Level 1	Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. These valuation methodologies were applied to all of the Bank’s financial assets and financial liabilities carried at fair value. In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

I. Financial assets and financial liabilities measured at fair value on a recurring basis:

Available for Sale Securities: Available for sale investments are principally comprised of debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk.

Trading Securities: Trading securities are carried at fair value based on quoted market prices or market observable inputs.

Held to maturity securities: There were no HTM securities as of March 31, 2009 and March 31, 2010.

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2009, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Trading account securities	Rs.	35,386.2	Rs.	47.5	Rs.	35,338.7	Rs.	—
Securities Available-for-Sale		508,106.3		13.5		492,847.8		15,245.0

Total	Rs.	543,492.5	Rs.	61.0	Rs.	528,186.5	Rs.	15,245.0

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Trading account securities	Rs.	28,158.8	Rs.	521.8	Rs.	27,637.0	Rs.	—
Securities Available-for-Sale		481,398.8		484.7		480,271.3		642.8

Total	Rs.	509,557.6	Rs.	1,006.5	Rs.	507,908.3	Rs.	642.8
	US $	11,336.1	US $	22.4	US $	11,299.4	US $	14.3

The below table summarizes the movement in investments classified as level 3 for fiscal 2009:

Particular	Trading account securities			Securities Available-for-Sale			Total
Balance as on April 1, 2008	Rs.	3,795.1		Rs.	12,382.4		Rs.	16,177.5
Addition on account of acquisition of CBoP		—			124.6			124.6
Total gain/losses		205.2			669.2			874.4
-out of total gain/losses above included in income statement		205.2	[1]		667.9	[2]		873.1
-out of total gain/losses above included in other comprehensive income		—			1.3			1.3
Additions/(sale)/(transfer) (net)		(4,000.3)			2,068.8			(1,931.5)
Transfer in/out of level 3		—			—			—
Balance as on March 31, 2009	Rs.	—		Rs.	15,245.0		Rs.	15,245.0

Note:	[1]	Amounts included in earnings out of total gain/losses included in income statement are reported in income statement under non-interest revenue, trading securities.
	[2]	Amounts included in earnings out of total gain/losses included in income statement are reported in income statement under interest and dividend revenue, available for sales securities and non-interest revenue, realized gain (losses) on sales of available for sale securities.

The below table summarizes the movement in investments classified as level 3 for fiscal 2010:

Particular	Trading account securities		Securities Available-for-sale		Total		Total
Balance as on April 1, 2009	Rs.	—	Rs.	15,245.0	Rs.	15,245.0	US $	339.3
Total gain/losses		—		118.2		118.2		2.6
-out of total gain/losses above included in income statement		—		118.4 [1]		118.4		2.6
-out of total gain/losses above included in other comprehensive income		—		(0.2)		(0.2)		—
Additions/(sale)/(transfer) (net)		—		(14,720.4)		(14,720.4)		(327.6)
Transfer in/out of level 3		—		—		—		—
Balance as on March 31, 2010	Rs.	—	Rs.	642.8	Rs.	642.8	US $	14.3

Note:	[1]	Amounts included in earnings out of total gain/losses included in income statement are reported in income statement under interest and dividend revenue, available for sale securities and non-interest revenue, realized gain (losses) on sales of available for sale securities, net.

Derivatives: The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks. Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in Rupees.

The Bank uses its pricing models to determine the fair value of its derivative instruments. These models use market inputs that are observable directly or indirectly.

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2009, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

		Fair Value Measurements Using
Particulars	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative assets	111,189.0	—	111,189.0	—
Derivative liabilities	104,676.8	—	104,676.8	—

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

		Fair Value Measurements Using
Particulars	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative assets	77,929.2	—	77,929.2	—
Derivative liabilities	75,326.1	—	75,326.1	—

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2010
Goodwill and other intangible assets

32. Goodwill and other intangible assets

The Goodwill arising from a business combination is tested on an annual basis for impairment in accordance with US GAAP. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the year ended March 31, 2009 and the year ended March 31, 2010. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2009 and March 31, 2010:

	As of March 31, 2009						As of March 31, 2010
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying Amount		Net carrying Amount
	(In millions)
Branch network	Rs.	8,335.0	Rs.	1,190.4	Rs.	7,144.6	Rs.	8,335.0	Rs.	2,578.9	Rs.	5,756.1	US $	128.1
Customer relationship		2,710.0		1,161.9		1,548.1		2,710.0		2,517.0		193.0		4.3
Core deposit		4,414.0		756.7		3,657.3		4,414.0		1,638.6		2,775.4		61.7
Favorable leases		543.0		162.0		381.0		543.0		306.0		237.0		5.3

Total	Rs.	16,002.0	Rs.	3,271.0	Rs.	12,731.0	Rs.	16,002.0	Rs.	7,040.5	Rs.	8,961.5	US $	199.4

The estimated amortization expense for intangible assets is given in the table below:

	As of March 31,
	2010		2010
	(in millions)
To be amortized during the twelve months ending March 31:
2011	Rs.	2,558.6	US $	56.9
2012		2,328.9		51.8
2013		2,304.5		51.3
2014		1,538.5		34.2

2015		219.0		4.9